PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for Government Cash Series, a portfolio of Cash Trust Series, Inc., which covers the twelve-month period from June 1, 1996, through May 31, 1997. The report begins with a commentary by the fund's portfolio manager, followed by a complete listing of the fund's investments on the last day of the reporting period, and its financial statements.

Government Cash Series is a conservative way to help your ready cash earn daily income -- while offering you the additional advantages of daily liquidity and stability of principal.* The fund invests in some of the safest investments available -- short-term U.S. government obligations or repurchase agreements backed by these obligations.

Dividends paid to shareholders during the reporting period totaled $0.04 per share. At the end of the reporting period, the fund's total net assets stood at $530.4 million.

As always, we thank you for keeping your cash working through the relative safety of Government Cash Series. Please contact your investment representative if you have any questions.

Sincerely,
[Graphic]

Richard B. Fisher
President
July 15, 1997

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

INVESTMENT REVIEW

Government Cash Series is invested in direct U.S. Treasury and U.S. government agency obligations and in repurchase agreements which have these securities as collateral. The fund continues to invest in issues of the Federal National Mortgage Association, Student Loan Marketing Association, Federal Farm Credit Bank System, Federal Home Loan Bank System, and Federal Home Loan Mortgage Corp., and maintains a small Treasury position.

After keeping monetary policy on hold for over a year, the Federal Reserve Board (the "Fed") voted to raise the federal funds target rate by 0.25% on March 25, 1997, from 5.25% to 5.50%. The move was seen as being preemptive against inflation in the face of persistent demand. The reporting period was characterized by a fair amount of market volatility, as sentiment regarding the need for a more restrictive monetary policy swayed back and forth.

Amid strong economic growth well above the 2.00% to 2.50% thought to be the non-inflationary potential in the summer of 1996, fears of an imminent Fed tightening gripped the short-term markets. Economic growth slowed in the third quarter of 1996 to a more manageable 2.10%. Continued evidence of benign inflationary pressures brought comfort to market participants, and short-term interest rates declined steadily through November 1996 as a result. The market then traded within a fairly narrow range for the next few months, as the overall economic fundamentals changed little.

However, persistent above-trend economic growth in the first quarter of 1997 -- at 5.80% -- began to weigh heavily on the market in light of tight labor market conditions. Short-term interest rates then started to rise in late February 1997, spurred onward by a particularly hawkish Humphrey-Hawkins testimony by Fed Chairman Alan Greenspan late in the month, in which he indicated that the transitory factors preventing a rise in wages in the face of fairly robust growth may be ending. By the time of the Fed tightening in late March 1997, much of the move had already been priced into the financial markets. In the following weeks, short-term interest rates traded within a relatively narrow range as market participants debated the timing of the next tightening. As signs of a weakening in consumer demand finally appeared, rates declined in late April 1997 and throughout May 1997. The decline in rates offered on U.S. Treasury bills over this reporting period, however, was exacerbated by technical factors -- in particular, a reduction in the overall auction sizes of U.S. Treasury bills due to larger-than-expected tax receipts at the U.S. Treasury.

Movements in the three-month U.S. Treasury bill over the reporting period reflected both the shifting market sentiment regarding the Fed and these technical influences. Beginning the reporting period at 5.20%, the yield on the three-month bill declined to close to 5.00% in early December 1996, then rose to 5.40% in advance of the tightening by the Fed in March 1997. Since that time, as the effects of reduced supply have gripped the front end of the market, the yield on this security has fallen to 5.00% once more. Overall, the slope of the front end of the U.S. Treasury yield curve steepened by 27 basis points over the reporting period, with most of that due to the decline in yield on the three-month U.S. Treasury bill.

The fund was targeted in a 35- to 45-day average maturity range throughout the reporting period, which mostly represents a neutral stance for the portfolio. The average maturity of the fund varied within that range according to relative value opportunities available in the short-term U.S. Treasury, U.S. government agency, and repurchase agreement markets. The fund continued to combine attractive yields from repurchase agreements collateralized by U.S. Treasury and government agency securities with short-term agency floating rate notes and U.S. Treasury and agency securities with longer maturities of six to twelve months. The fund reduced its holdings of U.S. Treasury securities due to the expensive nature of that market, and added to positions in fixed rate agency securities. The fund also increased its holdings of term repurchase agreements, as these investments offered relative value to overnight repurchase agreements. With a friendly inflation picture and signs of a slowing in the demand side of the economy, we would expect the Fed to remain on hold in the near future, and the fund will likely maintain its current positioning.

GOVERNMENT CASH SERIES
PORTFOLIO OF INVESTMENTS

MAY 31, 1997

 PRINCIPAL
  AMOUNT

VALUE

 SHORT-TERM OBLIGATIONS -- 38.7%

 $        2,500,000 Federal Farm Credit Bank, Note -- 0.5%
                    5.600%, 6/3/1997                                                            $
2,499,981
          8,000,000 (a)Federal Farm Credit Bank, Discount Note -- 1.5%
                    5.566%, 8/15/1997

7,909,667

         14,000,000 (b)Federal Farm Credit Bank, Floating Rate Note -- 2.6%
                    5.610%, 7/1/1997

13,990,123

         11,900,000 Federal Home Loan Bank, Notes -- 2.2% 5.460% -
                    6.025%, 11/18/1997 - 4/15/1998

11,891,990

         14,175,000 (a)Federal Home Loan Bank, Discount Notes -- 2.7%
                    5.434% - 5.560%, 7/7/1997 - 8/21/1997

14,067,335

         11,000,000 (b)Federal Home Loan Bank, Floating Rate Notes --
                    2.1% 5.349% - 5.563%, 6/4/1997 - 6/20/1997

10,994,570

          7,000,000 Federal Home Loan Mortgage Association, Notes --
                    1.3% 5.640% - 5.715%, 8/28/1997 - 3/17/1998

6,994,561

          6,700,000 (a)Federal Home Loan Mortgage Association, Discount Note -- 1.2%
                    5.805%, 11/5/1997

6,537,248

          7,600,000 Federal National Mortgage Association, Notes --
                    1.4% 5.790% - 6.000%, 3/25/1998 - 5/21/1998

7,587,913

         56,010,000 (a)Federal National Mortgage Association, Discount
                    Notes -- 10.5% 5.390% - 5.877%, 6/5/1997 -
                    11/6/1997

55,397,375

         27,500,000 (b)Federal National Mortgage Association, Floating
                    Rate Notes -- 5.2% 5.360% - 5.580%, 6/3/1997 -
                    6/16/1997

27,495,628

          2,000,000 Student Loan Marketing Association, Note -- 0.4%
                    5.620%, 6/30/1997

1,999,433

         16,500,000 (b)Student Loan Marketing Association, Floating
                    Rate Notes -- 3.1% 5.350% - 5.410%, 6/3/1997

16,498,220

          2,000,000 (a)United States Treasury Bills -- 0.4%
                    5.300%, 3/5/1998

1,918,439

GOVERNMENT CASH SERIES


 PRINCIPAL
  AMOUNT

VALUE

 SHORT-TERM OBLIGATIONS -- CONTINUED

                    UNITED STATES TREASURY NOTES -- 3.6%

 $        5,500,000 6.125%, 5/15/1998                                                           $
5,509,372
          1,600,000 7.250%, 2/15/1998
1,616,233

          7,000,000 7.375%, 11/15/1997
7,055,507

          5,000,000 7.875%, 1/15/1998
5,071,140

                     Total

19,252,252

                     TOTAL SHORT-TERM OBLIGATIONS

205,034,735

 (C)REPURCHASE AGREEMENTS -- 61.2%

         20,000,000 Bear, Stearns and Co., 5.600%, dated 5/30/1997, due 6/2/1997
20,000,000

         25,000,000 CIBC Wood Gundy Securities Corp., 5.600%, dated 5/30/1997, due 6/2/1997

25,000,000

         23,000,000 (d)CS First Boston, Inc., 5.520%, dated 5/22/1997, due 7/3/1997
23,000,000

         11,000,000 (d)Chase Government Securities, Inc., 5.550%, dated 5/22/1997, due 7/3/1997

11,000,000

         11,000,000 (d)Chase Government Securities, Inc., 5.620%, dated 4/3/1997, due 7/2/1997

11,000,000

         50,000,000 Fuji Government Securities, Inc., 5.600%, dated 5/30/1997, due 6/2/1997
50,000,000

         14,000,000 (d)Goldman Sachs Group, LP, 5.570%, dated 4/2/1997, due 6/2/1997
14,000,000

         25,000,000 Greenwich Capital Markets, Inc., 5.600%, dated 5/30/1997, due 6/2/1997
25,000,000

         20,000,000 HSBC Securities, Inc., 5.620%, dated 5/30/1997, due 6/2/1997
20,000,000

         15,000,000 J.P. Morgan & Co., Inc., 5.600%, dated 5/30/1997, due 6/2/1997
15,000,000

          6,000,000 (d)Lehman Brothers, Inc., 5.620%, dated 4/7/1997, due 7/7/1997
6,000,000

         20,000,000 (d)Merrill Lynch, Pierce, Fenner and Smith, 5.560%, dated 4/2/1997, due 6/2/1997

20,000,000

         45,000,000 PaineWebber Group, Inc., 5.600%, dated 5/30/1997, due 6/2/1997
45,000,000

GOVERNMENT CASH SERIES


 PRINCIPAL
  AMOUNT

VALUE

 (C)REPURCHASE AGREEMENTS -- CONTINUED
 $        5,700,000 Swiss Bank Capital Markets, 5.550%, dated 5/30/1997, due 6/2/1997           $
5,700,000

          9,000,000 (d)UBS Securities, Inc., 5.520%, dated 5/22/1997, due 7/3/1997
9,000,000

         25,000,000 UBS Securities, Inc., 5.600%, dated 5/30/1997, due 6/2/1997
25,000,000

                     TOTAL REPURCHASE AGREEMENTS

324,700,000

                     TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                                   $

529,734,735

(a) The issue shows the rate of discount at time of purchase.

(b) Denotes variable rate securities which show current rate and next demand date.

(c) The repurchase agreements are fully collateralized by U.S.
    government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
     ($530,367,058) at May 31, 1997.

The following acronym is used throughout this portfolio:

LP -- Limited Partnership

(See Notes which are an integral part of the Financial Statements)

GOVERNMENT CASH SERIES
STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 1997


 ASSETS:

 Investments in repurchase agreements                                         $   324,700,000
 Investments in securities                                                        205,034,735
  Total investments in securities, at amortized cost and value                                $
529,734,735
 Cash
196,493

 Income receivable
1,963,687

 Receivable for shares sold
53,374

  Total assets
531,948,289

 LIABILITIES:

 Payable for shares redeemed                                                          441,443
 Income distribution payable                                                          903,732
 Accrued expenses                                                                     236,056
  Total liabilities
1,581,231

 NET ASSETS for 530,367,058 shares outstanding                                                $
530,367,058
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:

 $530,367,058 / 530,367,058 shares

outstanding                                                             $1.00

(See Notes which are an integral part of the Financial Statements)

GOVERNMENT CASH SERIES
STATEMENT OF OPERATIONS
YEAR ENDED MAY 31, 1997


 INVESTMENT INCOME:
 Interest                                                                                     $

30,067,846

 EXPENSES:

 Investment advisory fee                                                       $    2,761,277
 Administrative personnel and services fee                                            417,215
 Custodian fees                                                                        91,612
 Transfer and dividend disbursing agent fees and expenses                             473,847
 Directors'/Trustees' fees                                                              9,724
 Auditing fees                                                                         13,425
 Legal fees                                                                             7,023
 Portfolio accounting fees                                                             98,731
 Distribution services fee                                                            552,256
 Shareholder services fee                                                           1,380,639
 Share registration costs                                                              75,122
 Printing and postage                                                                  76,278
 Insurance premiums                                                                     7,230
 Taxes                                                                                 53,613
 Miscellaneous                                                                          7,229
      Total expenses                                                                6,025,221
 Waiver --

      Waiver of investment advisory fee                                              (533,592)

            Net expenses
5,491,629

                     Net investment income                                                    $

24,576,217

(See Notes which are an integral part of the Financial Statements)

GOVERNMENT CASH SERIES
STATEMENT OF CHANGES IN NET ASSETS


                                                                                       YEAR ENDED MAY 31,
                                                                                 1997                 1996

 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS --

 Net investment income                                                 $         24,576,217 $
22,925,563
 DISTRIBUTIONS TO SHAREHOLDERS --

 Distributions from net investment income                                       (24,576,217)
(22,925,563)

 SHARE TRANSACTIONS --

 Proceeds from sale of shares                                                 3,215,216,492
3,204,189,310

 Net asset value of shares issued to shareholders in payment of

 distributions declared                                                          21,740,385
18,085,135

 Cost of shares redeemed                                                     (3,154,718,528)
(3,227,241,493)

   Change in net assets resulting from share transactions                        82,238,349
(4,967,048)
     Change in net assets                                                        82,238,349
(4,967,048)

 NET ASSETS:

 Beginning of period                                                            448,128,709
453,095,757

 End of period                                                         $        530,367,058 $
448,128,709

(See Notes which are an integral part of the Financial Statements)

GOVERNMENT CASH SERIES
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                 YEAR ENDED MAY 31,

                              1997     1996      1995      1994      1993      1992      1991     1990(A)
 NET ASSET VALUE,
 BEGINNING

 OF PERIOD                  $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 INCOME FROM INVESTMENT
 OPERATIONS

  Net investment income       0.04      0.05      0.04      0.02      0.03      0.04      0.07      0.06
 LESS DISTRIBUTIONS

  Distributions from
  net investment

  income                     (0.04)    (0.05)    (0.04)    (0.02)    (0.03)    (0.04)    (0.07)    (0.06)
 NET ASSET
 VALUE, END OF

 PERIOD                     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 TOTAL RETURN(B)              4.54%     4.85%     4.43%     2.45%     2.54%     4.33%     6.80%     6.53%
 RATIOS TO AVERAGE
 NET ASSETS

  Expenses                    0.99%     0.99%     0.99%     0.99%     0.99%     0.98%     0.94%     0.73%*
  Net investment income       4.45%     4.75%     4.35%     2.41%     2.53%     4.25%     6.48%     7.74%*
  Expense waiver/

  reimbursement(c)            0.10%     0.30%     0.08%     0.09%     0.06%     0.06%     0.13%     0.32%*
 SUPPLEMENTAL DATA

  Net assets, end
  of period

  (000 omitted)           $530,367  $448,129  $453,096  $401,334  $400,231  $550,675  $631,718  $493,995

* Computed on an annualized basis.

(a) Reflects operations for the period from August 23, 1989 (date of initial public investment) to May 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GOVERNMENT CASH SERIES
NOTES TO FINANCIAL STATEMENTS

MAY 31, 1997

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Government Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

  REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. CAPITAL STOCK

At May 31, 1997, there were 12,500,000,000 shares of $0.001 par value capital stock authorized. At May 31, 1997, capital paid in aggregated $530,367,058. Transactions in capital stock were as follows:


                                                                                      YEAR ENDED MAY 31,
                                                                                   1997

1996

 Shares sold                                                                  3,215,216,492

3,204,189,310

 Shares issued to shareholders in payment of distributions declared              21,740,385
18,085,135
 Shares redeemed                                                             (3,154,718,528)

(3,227,241,493)

  Net change resulting from share transactions                                   82,238,349
(4,967,048)


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

  SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  GENERAL -- Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
CASH TRUST SERIES, INC. and Shareholders of
GOVERNMENT CASH SERIES:

We have audited the accompanying statement of assets and liabilities of Government Cash Series (one of the portfolios comprising Cash Trust Series, Inc.) including the portfolio of investments, as of May 31, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended May 31, 1997 and 1996, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 1997, by correspondence with the custodian and brokers; where replies were not received from brokers we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Government Cash Series as of May 31, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania
July 8, 1997

DIRECTORS

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland

J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
  Chairman

Richard B. Fisher
  President

J. Christopher Donahue
  Executive Vice President

Edward C. Gonzales
  Executive Vice President

John W. McGonigle

  Executive Vice President, Treasurer, and Secretary
J. Crilley Kelly

  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

GOVERNMENT CASH SERIES
ANNUAL REPORT TO SHAREHOLDERS

MAY 31, 1997

[Graphic]

Federated Securities Corp., Distributor
Cusip 147551204

0062902 (7/97)

[Graphic]

PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for Municipal Cash Series, a portfolio of Cash Trust Series, Inc., which covers the twelve-month period from June 1, 1996, through May 31, 1997. The report begins with a commentary by the fund's portfolio manager, followed by a complete listing of the fund's investments on the last day of the reporting period, and its financial statements.

Designed for tax-sensitive investors, Municipal Cash Series helps you pursue daily tax-free income on your ready cash* -- while offering you the additional advantages of daily liquidity and stability of principal.** At the end of the reporting period, the fund was invested in high-quality, short-term securities issued by municipalities across 42 states.

Tax-free dividends paid to shareholders during the reporting period totaled $0.03 per share. At the end of the reporting period, the fund's total net assets stood at $515.1 million.

As always, we thank you for using Municipal Cash Series as a convenient way to pursue daily, tax-free income on your ready cash. Please contact your investment representative if you have any questions. We look forward to keeping you up to date on your investment.

Sincerely,

[Graphic]

Richard B. Fisher
President
July 15, 1997

* Income may be subject to the federal alternative minimum tax and state and local taxes.

** Money market funds seek to maintain a stable net asset value of $1.00.
   There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

INVESTMENT REVIEW

Although it did not occur until near the end of Municipal Cash Series' annual reporting period, the Federated Reserve Board (the "Fed") brought about the first change in monetary policy in over a year. On March 25, 1997, the Fed, in the face of stronger than expected demand, voted to raise the federal funds target rate from 5.25% to 5.50%. The move was viewed as being preemptive against the threat of future inflationary pressures possibly brought about by tight labor market conditions.

Until that point, movements in interest rates reflected shifting market sentiment about the need for the Fed to move to a more restrictive policy. The second quarter of 1996 was characterized by much stronger than expected growth, fueled by consumer spending and housing starts. Signs of growth began to emerge in the third quarter, temporarily allaying market fears about inflation, but then picked up once again through the fourth quarter of 1996 and 1997. While inflation still appeared to be benign, the market tolerated the pace of growth over this quarter. However, Fed Chairman Alan Greenspan's Humphrey Hawkins testimony before Congress in late February 1997 marked a turning point for the short-term government market -- indeed the bond and equity markets as well -- as his relatively hawkish statements revealed fears at the Fed that the transitory factors that had been keeping inflation under control in the face of fairly robust growth may be coming to an end. The ensuing weeks brought continued evidence of persistent strength, and ended in the Fed's action at the Federal Open Market Committee in late March 1997.

For most of the reporting period, movements in short-term interest rates bounced back and forth as sentiment regarding the need for a more restrictive policy swayed back and forth. The yield on the six-month U.S. Treasury bill, for example, fell from 5.50% to 5.30% from the beginning of June 1996 through month end as fears of an imminent tightening subsided. The next few months were characterized by significant market volatility and debate over the sustainability of the economy. Interest rate movements reflected the uncertainty -- the yield on the six-month U.S. Treasury bill rose to 5.60% in early July 1996, fell to 5.30% by early August 1996, rose to 5.60% by early September 1996, and finally, fell to 5.25% by the end of the month. Rates then traded within a range over the fourth quarter and into early 1997 -- with the six-month U.S. Treasury bill moving between 5.20% to 5.40% -- as the continued friendly inflation picture provided some comfort to market participants. Finally, rates began to rise in late February 1997, and by the time of the Fed tightening in late March 1997, had built in much of the expectations regarding the move.

In April 1997, the financial markets continued to focus on the likelihood of an additional tightening move later in May 1997, causing short-term yields to rise even further. Yields on the six-month U.S. Treasury bill rose sharply over this interim period, moving from a low of 5.20% in mid-February 1997, to a high of 5.68% in late April 1997, before falling back to 5.40% by the end of reporting period.

The average maturity of Municipal Cash Series at the beginning of the reporting period was approximately 60 days. The target remained 55 to 60 days through the third and fourth quarters of 1996. As signs of strength in the economy became more apparent, and as expectation of an imminent Fed tightening grew in the first quarter of 1997, we lowered the average maturity target range of the fund from between 55 and 60 days to between 40 and 45 days. By allowing the average maturity of the portfolio to roll inward from the 55- to 60-day range to a target range of 40 to 45 days, we were able to take advantage of higher interest rates going forward.

Once an average maturity range is targeted, the portfolio attempts to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as U.S. Treasury securities. The fund's portfolio remained barbelled in structure, which combined a significant portion in seven-day variable rate demand notes and short maturity commercial paper with purchases of longer term, six- to twelve-month fixed rate notes. This portfolio structure continues to pursue a competitive yield over time.

Naturally, the fund's average yield has remained relatively stable over the majority of the reporting period since the Fed did not change their federal funds target rate until the latter part of the reporting period. The seven-day net yield for the fund on May 31, 1997, was 3.06%,* compared to 2.92% a year ago, with the increase in yield coming at the end of the reporting period. The latest yield was the equivalent of a 5.07% taxable yield for investors in the highest federal tax bracket.

Although the Fed decided to hold short-term interest rates steady at the May 1997 meeting, our expectations are that the Fed will find reason to tighten monetary policy further in 1997. However, the probability of a July 1997 move is looking less likely. It is also anticipated that the overall tightening cycle will not be long in terms of duration or severe in magnitude. The preemptive move by the Fed should help to reduce the need for more aggressive action down the road by preventing the build-up of inflationary pressures. We would look to see moderately higher short-term interest rates throughout the course of the year, but not to the extent evidenced in the last tightening cycle in 1994. Therefore, we will likely continue in our modestly defensive stance for the portfolio until market conditions indicate otherwise.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

MUNICIPAL CASH SERIES
PORTFOLIO OF INVESTMENTS

MAY 31, 1997


   PRINCIPAL

    AMOUNT                                                                                 VALUE

 (A)SHORT-TERM MUNICIPALS -- 101.8%
                        ALABAMA -- 0.7%

 $             385,000  Hoover, AL, IDA Weekly VRDNs (Bud's Best Cookies, Inc.)/
                        (SouthTrust Bank of Alabama, Birmingham LOC)                  $     385,000
               370,000  Muscle Shoals, AL, IDB Weekly VRDNs (Whitesell
                        Manufacturing)/

                        (SouthTrust Bank of Alabama, Birmingham LOC)                        370,000
               345,000  Muscle Shoals, AL, IDB Weekly VRDNs (Whitesell
                        Manufacturing)/

                        (SouthTrust Bank of Alabama, Birmingham LOC)                        345,000
               325,000  Muscle Shoals, AL, IDB Weekly VRDNs (Whitesell
                        Manufacturing)/

                        (SouthTrust Bank of Alabama, Birmingham LOC)                        325,000
               395,000  Muscle Shoals, AL, IDB Weekly VRDNs (Whitesell
                        Manufacturing)/

                        (SouthTrust Bank of Alabama, Birmingham LOC)                        395,000
             2,000,000  Tuscaloosa County, AL, IDA, 1995 Series A Weekly VRDNs
                        (Tuscaloosa

                        Steel Corporation)/(Bayerische Landesbank Girozentrale LOC)       2,000,000
                         Total                                                            3,820,000

                        ARIZONA -- 0.9%

             4,400,000  Eloy, AZ, IDA (Series 1996) Weekly VRDNs (The Marley Cooling
                        Tower Co.)/(First Union National Bank, Charlotte, NC LOC)         4,400,000

                        ARKANSAS -- 7.1%

             9,000,000  Arkansas Development Finance Authority, (Series 1995) Weekly
                        VRDNs (Paco Steel & Engineering Corporation Project)/(Union
                        Bank
                        of California LOC)                                                9,000,000
            11,000,000  Hope, AR, Solid Waste Disposal Revenue Bonds (Series 1994),

                        4.20%

                        CP (Temple-Inland Forest Products Corporation
                        Project)/(Temple-

                        Inland, Inc. GTD), Mandatory Tender 7/11/1997                    11,000,000
             1,000,000  Sheridan, AR, IDA (Series B) Weekly VRDNs (H.H. Robertson

                        Co.)/

                        (PNC Bank, N.A. LOC)                                              1,000,000
             7,500,000  Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z
                        Boy

                        Chair Co.)/(NBD Bank, MI LOC)                                     7,500,000
             8,000,000  Springdale, AR, IDA Weekly VRDNs (Newlywed Food)/(Mellon
                        Bank N.A., Pittsburgh LOC)                                        8,000,000
                         Total                                                           36,500,000


MUNICIPAL CASH SERIES


  PRINCIPAL

    AMOUNT                                                                                 VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED

                        CALIFORNIA -- 0.7%

 $           1,620,000  Los Angeles County, CA Housing Authority, Single Family
                        Mortgage
                        Revenues, 4.13% - 4.15% TOBs (GNMA COL)/(Corestates Bank
                        N.A.,

                        Philadelphia, PA LIQ), Optional Tender 6/1/1997 - 9/1/1997    $   1,620,000
             2,000,000  North County, CA Schools Financing Authority, 4.75% TRANs,
                        7/1/1997                                                          2,000,946
                         Total                                                            3,620,946

                        COLORADO -- 2.6%

             4,250,000  Adams County, CO, IDB (Series 1993) Weekly VRDNs (Bace

                        Manufacturing, Inc.)/(Citibank N.A., NY LOC)                      4,250,000
             2,800,000  Colorado HFA, (Series 1996) Weekly VRDNs (Neppl-Springs
                        Fabrication)/(Bank One, CO LOC)                                   2,800,000
             6,475,000  Denver (City & County), CO, Airport System Subordinate
                        Revenue

                        Bonds (Series 1990E), 3.95% CP (Sanwa Bank Ltd., Osaka LOC),
                        Mandatory Tender 8/19/1997                                        6,475,000

                         Total                                                           13,525,000
                        DISTRICT OF COLUMBIA -- 0.8%
             4,000,000  District of Columbia Housing Finance Agency, (Series 1996C),
                        3.90%
                        TOBs (Trinity Funding Company INV), Mandatory Tender              4,000,000

                        12/1/1997

                        FLORIDA -- 1.3%

             4,070,000  Florida HFA, Multifamily Housing Revenue Bonds (1995 Series
                        M)
                        Weekly VRDNs (Bainbridge Club Apartments Project)/(PNC Bank,
                        KY LOC)                                                           4,070,000
             2,400,000  Okeechobee County, FL, (Series 1992) Weekly VRDNs (Morgan
                        Guaranty Trust Co., NY LOC)                                       2,400,000
                         Total                                                            6,470,000

                        GEORGIA -- 2.2%

             1,000,000  De Kalb County, GA Development Authority Weekly VRDNs (Rock-
                        Tenn Company, Inc. Project)/(SunTrust Bank, Atlanta LOC)          1,000,000

             1,000,000  Forsythe County, GA Development Authority, IDRB (Series
                        1995)
                        Weekly VRDNs (American BOA, Inc. Project)/(Dresdner Bank Ag,
                        Frankfurt LOC)                                                    1,000,000

MUNICIPAL CASH SERIES


  PRINCIPAL

    AMOUNT                                                                                 VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                        GEORGIA -- CONTINUED

 $           1,340,000  Franklin County, GA Industrial Building Authority (Series
                        1995)
                        Weekly VRDNs (Bosal Industries, Inc.)/(ABN AMRO Bank NV,
                        Amsterdam LOC)                                                $   1,340,000
             2,240,000  Fulton County, GA, IDA (Series 1996) Weekly VRDNs
                        (Peachtree-
                        Broad Building, Ltd. Project)/(SouthTrust Bank of Georgia,
                        Atlanta

                        LOC)                                                              2,240,000
             2,260,000  Gainesville, GA Redevelopment Authority, IDRB (Series 1986)
                        Weekly

                        VRDNs (Hotel of Gainesville Associates Project)/(Regions
                        Bank,
                        AL LOC)                                                           2,260,000
             1,500,000  Hart County, GA, IDA Revenue Bonds (Series 1996) Weekly
                        VRDNs
                        (Rock-Tenn Converting Co. Project)/(SunTrust Bank, Atlanta        1,500,000

                        LOC)

             2,000,000  Screven County, GA, IDA (Series 1995) Weekly VRDNs (Sylvania
                        Yarn Systems, Inc. Project)/(SunTrust Bank, Atlanta LOC)          2,000,000

                         Total                                                           11,340,000

                        IDAHO -- 1.9%

             9,545,000 (b)Idaho Housing Agency, PA-115 (1994 Series F) Weekly VRDNs
                        (Merrill Lynch Capital Services, Inc. LIQ)                        9,545,000

                        ILLINOIS -- 3.9%

             3,700,000  Chicago, IL, Gas Supply Revenue Bonds (1993 Series B), 3.70%
                        TOBs
                        (Peoples Gas Light & Coke Company), Optional Tender               3,700,000
                        12/1/1997

             2,700,000  Illinois Development Finance Authority, Adjustable Rate IDRB
                        (Series
                        1996A) Weekly VRDNs (Nimlok Company)/(Bank One, Chicago LOC)      2,700,000

            10,065,000 (b)Illinois Housing Development Authority, PT-82 (1994 Series
                       B)

                        Weekly VRDNs (Rabobank Nederland, Utrecht LIQ)                   10,065,000
             3,870,000  Morton, IL, IDRB (Series 1996) Weekly VRDNs (Morton Welding

                        Co.,

                        Inc. Project)/(Bank One, Chicago LOC)                             3,870,000
                         Total                                                           20,335,000

                        INDIANA -- 8.0%

               435,000  Avilla, IN, IDRB Weekly VRDNs (Group Dekko
                        International)/(Bank

                        One, Indianapolis, IN LOC)                                          435,000
             2,130,000  Crown Point, IN, IDA Weekly VRDNs (D & M Manufacturing)/
                        (National City Bank, KY LOC)                                      2,130,000


MUNICIPAL CASH SERIES


  PRINCIPAL

    AMOUNT                                                                                 VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                        INDIANA -- CONTINUED

 $           2,600,000  Franklin, IN, Economic Development Revenue Refunding Bonds
                        (Series 1994) Weekly VRDNs (Pedcor Investments LP)/(Federal
                        Home
                        Loan Bank of Indianapolis LOC)                                $   2,600,000
             2,515,000  Huntingburg, IN, (Series 1994) Weekly VRDNs (DMI Furniture,
                        Inc.)/
                        (Bank One, Indianapolis, IN LOC)                                  2,515,000
             2,545,000  Huntingburg, IN, EDRB (Series 1993) Weekly VRDNs (DMI
                        Furniture,
                        Inc.)/(Bank One, Indianapolis, IN LOC)                            2,545,000
             2,000,000  Indiana Development Finance Authority, (Series 1996) Weekly
                        VRDNs
                        (Meridian Group LLC Project)/(Bank One, Indianapolis, IN          2,000,000

                        LOC)

             9,000,000  Indiana Development Finance Authority, Solid Waste Disposal
                        Revenue Bonds (Series 1990A), 3.50% CP (Pure Air on the

                        Lake, LP)/

                        (National Westminster Bank, PLC, London LOC), Mandatory
                        Tender 6/17/1997                                                  9,000,000
               700,000  Indiana Economic Development Commission, (Series 1989)
                        Weekly
                        VRDNs (O'Neal Steel, Inc.)/(SouthTrust Bank of Alabama,
                        Birmingham LOC)                                                     700,000
             2,690,000  Indianapolis, IN, (Series 1991) Weekly VRDNs (Cantor &
                        Coleman II
                        Project)/(Bank One, Indianapolis, IN LOC)                         2,690,000
             3,500,000  Lawrence, IN, (Series 1996), 4.40% TOBs (Woodward Commons
                        Project)/(Westdeutsche Landesbank Girozentrale INV),
                        Mandatory
                        Tender 10/1/1997                                                  3,500,000
             1,995,000  Lebanon, IN, IDA (Series 1991) Weekly VRDNs (White Castle
                        System)/(Bank One, Columbus, N.A. LOC)                            1,995,000

             5,000,000  Shelbyville, IN, (Series 1997) Weekly VRDNs (K-T
                        Corporation)/

                        (PNC Bank, N.A. LOC)                                              5,000,000

             2,700,000  Tippecanoe County, IN, Economic Development Revenue Weekly
                        VRDNs (Lafayette Venetian Blind)/(PNC Bank, OH, N.A. LOC)         2,700,000

             3,325,000  Westfield, IN, IDR (Series 1994) Weekly VRDNs (Standard
                        Locknut &
                        Lockwasher, Inc.)/(Bank One, Indianapolis, IN LOC)                3,325,000
                         Total                                                           41,135,000


MUNICIPAL CASH SERIES


  PRINCIPAL

    AMOUNT                                                                                 VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED

                        IOWA -- 1.1%

 $           3,325,000  Des Moines, IA, IDR Bonds (Series 1994) Weekly VRDNs
                        (Printer,
                        Inc.)/(Norwest Bank Minnesota, Minneapolis LOC)               $   3,325,000
             2,330,000  Iowa Finance Authority, IDRB Weekly VRDNs (V-T Industries,
                        Inc.

                        Project)/(Norwest Bank Minnesota, Minneapolis LOC)                2,330,000
                         Total                                                            5,655,000

                        KANSAS -- 0.3%

             1,315,000  Kansas City, KS, (Series 00), 3.80% BANs, 10/31/1997              1,315,000
                        KENTUCKY -- 6.1%

               110,000  Caldwell County, KY, (Series 1990) Weekly VRDNs (Thompson
                        Steel
                        Pipe)/(Corestates Bank N.A., Philadelphia, PA LOC)                  110,000
             3,660,000  Glasgow, KY, (Series 1994) Weekly VRDNs (Ply Tech
                        Corp.)/(Bank

                        One, KY LOC)                                                      3,660,000
             2,000,000  Henderson County, KY, (Series 1996A) Weekly VRDNs (Gibbs Die
                        Casting Corporation)/(Harris Trust & Savings Bank, Chicago        2,000,000
                        LOC)

             1,200,000  Jefferson County, KY, Weekly VRDNs (Gateway Press,
                        Inc.)/(PNC

                        Bank, KY LOC)                                                     1,200,000
             1,700,000  Jefferson County, KY, IDR (Series 1991) Weekly VRDNs
                        (Findley

                        Adhesives)/(Bank One, Columbus, N.A. LOC)                         1,700,000
             2,000,000  Jefferson County, KY, IDR Weekly VRDNs (O'Neal Steel, Inc.)/

                        (SouthTrust Bank of Alabama, Birmingham LOC)                      2,000,000
            10,000,000  Kentucky Interlocal School Transportation Association,
                        (Series A),

                        4.05% TRANs, 6/30/1997                                           10,000,000
             1,600,000  Kentucky Rural EDA, (Series 1990) Weekly VRDNs (Thompson
                        Steel

                        Pipe)/(NBD Bank, MI LOC)                                          1,600,000
             6,000,000  Scottsville, KY, 4.00% TOBs (Sumitomo Electric Wiring
                        Systems)/

                        (Sumitomo Bank Ltd., Osaka LOC), Optional Tender 11/1/1997        6,000,000
             3,000,000  Winchester, KY, (Series 1990) Weekly VRDNs (Walle

                        Corp.)/(Union

                        Bank of Switzerland, Zurich LOC)                                  3,000,000
                         Total                                                           31,270,000


MUNICIPAL CASH SERIES


  PRINCIPAL

    AMOUNT                                                                                 VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED

                        LOUISIANA -- 4.3%

 $           8,000,000  Lake Charles, LA Harbor & Terminal District, Revenue Bonds
                        (Series
                        1995A) Weekly VRDNs (Polycom-Huntsman, Inc.
                        Project)/(National
                        City Bank, PA LOC)                                            $   8,000,000
             3,500,000  Louisiana HFA, Single Family Mortgage Revenue Bonds (Series
                        1996D-4), 4.10% TOBs (Trinity Funding Company INV),
                        Mandatory
                        Tender 9/15/1997                                                  3,500,000
             8,000,000  Louisiana HFA, Single Family Mortgage Revenue Bonds (Series
                        1997A-3), 3.75% TOBs (Trinity Funding Company INV),
                        Mandatory
                        Tender 3/1/1998                                                   8,000,000
             2,825,000  New Orleans, LA International Airport (Series A), 8.875%
                        Bonds
                        (United States Treasury PRF), 8/1/1997 (@102)                     2,904,988
                         Total                                                           22,404,988

                        MAINE -- 0.3%

             1,400,000  Maine State, 4.40% BANs, 6/12/1997                                1,400,207
                        MARYLAND -- 2.5%

             2,450,000  Cecil County, MD, County Commissioners EDRB (Series 1988S)
                        Weekly VRDNs (Williams Mobile Offices, Inc.)/(First National
                        Bank
                        of Maryland, Baltimore LOC)                                       2,450,000
             2,465,000  Maryland State Community Development Administration, (Series
                        1990A) Weekly VRDNs (College Estates)/(First National Bank
                        of
                        Maryland, Baltimore LOC)                                          2,465,000
             2,800,000  Maryland State Community Development Administration, (Series
                        1990B) Weekly VRDNs (Cherry Hill Apartment

                        Ltd.)/(Nationsbank,

                        N.A., Charlotte LOC)                                              2,800,000
             1,000,000  Maryland State IDFA, EDRB (Series 1996) Weekly VRDNs
                        (Townsend

                        Culinary, Inc.)/(SunTrust Bank, Atlanta LOC)                      1,000,000
             4,260,000  Wicomico County, MD, EDRB (Series 1994) Weekly VRDNs (Field

                        Container Co., LP)/(Northern Trust Co., Chicago, IL LOC)          4,260,000
                         Total                                                           12,975,000

                        MASSACHUSETTS -- 0.5%

             2,545,000  Bridgewater, MA, (Series D), 4.25% RANs, 6/30/1997                2,545,389

MUNICIPAL CASH SERIES


  PRINCIPAL

    AMOUNT                                                                                 VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED

                        MICHIGAN -- 0.9%

 $           3,300,000  Michigan Strategic Fund Weekly VRDNs (Tesco
                        Engineering)/(Bank
                        of Tokyo-Mitsubishi Ltd. LOC)                                 $   3,300,000
             1,215,000  Michigan Strategic Fund, (Series 1991) Weekly VRDNs (AGA
                        Gas,

                        Inc.)/(Svenska Handelsbanken, Stockholm LOC)                      1,215,000
                         Total                                                            4,515,000

                        MINNESOTA -- 4.9%

             3,455,000  Coon Rapids, MN, (Series 1996) Weekly VRDNs (Medical
                        Enterprise

                        Associates Project)/(Norwest Bank Minnesota, Minneapolis          3,455,000
                        LOC)

            11,550,000 (b)Dakota County & Washington County MN Housing &
                        Redevelopment Authority (Series J), 4.05% - 4.20% TOBs
                        (United States
                        Treasury COL)/(Corestates Bank N.A., Philadelphia, PA LIQ),
                        Optional Tender 6/1/1997 - 9/1/1997                              11,550,000
               700,000  Minnesota State Higher Education Coordinating Board, (Series
                        1992A)
                        Weekly VRDNs (First Bank N.A., Minneapolis LIQ)                     700,000

             1,650,000  New Hope, MN, (Series 1997), 5.015% TOBs (Park Acres
                        Apartments)/
                        (Bayerische Landesbank Girozentrale INV), Mandatory Tender

                        3/1/1998                                                          1,650,000
               850,000  Plymouth, MN, Weekly VRDNs (Nuaire, Inc.)/(Norwest Bank
                        Minnesota, Minneapolis LOC)                                         850,000
             2,200,000  Robbinsdale, MN, (Series 1997), 5.015% TOBs (Bridgeway
                        Apartments)/(Bayerische Landesbank Girozentrale INV),
                        Mandatory
                        Tender 3/1/1998                                                   2,200,000
             1,815,000  St. Paul, MN, Port Authority Weekly VRDNs (H.M. Smyth Co.,
                        Inc.)/
                        (Norwest Bank Minnesota, Minneapolis LOC)                         1,815,000
             3,100,000  White Bear, MN, Weekly VRDNs (Thermoform Plastic,
                        Inc.)/(Norwest

                        Bank Minnesota, Minneapolis LOC)                                  3,100,000
                         Total                                                           25,320,000

                        MISSISSIPPI -- 0.8%

             1,700,000  Mississippi Business Finance Corp. Weekly VRDNs (O'Neal
                        Steel,
                        Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)                1,700,000

MUNICIPAL CASH SERIES


  PRINCIPAL

    AMOUNT                                                                                 VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                        MISSISSIPPI -- CONTINUED

 $           2,275,000  Mississippi Business Finance Corp., IDRB (Series 1994)
                        Weekly
                        VRDNs (Flexsteel Industries, Inc.)/(Norwest Bank Minnesota,
                        Minneapolis LOC)                                              $   2,275,000
                         Total                                                            3,975,000

                        MISSOURI -- 1.5%

             2,550,000  Missouri Development Finance Board, IDRB (Series 1996)
                        Weekly
                        VRDNs (LaGrange Foundry Inc. Project)/(Harris Trust &
                        Savings
                        Bank, Chicago LOC)                                                2,550,000
               825,000  Missouri Export & Infrastructure Board Weekly VRDNs
                        (Ex-L-Tube,

                        Inc.)/(Norwest Bank Minnesota, Minneapolis LOC)                     825,000
             4,150,000  Moberly, MO, IDA (Series 1996) Weekly VRDNs (Everlast
                        Fitness

                        Manufacturing Corp.)/(Chase Manhattan Bank N.A., NY LOC)          4,150,000
                         Total                                                            7,525,000
                       MONTANA -- 0.8%

             4,040,000 (b)Montana State Board of Housing, (Series F), 4.00% TOBs
                       (FHA INS)/

                        (Corestates Bank N.A., Philadelphia, PA LIQ), Optional
                        Tender
                        7/1/1997                                                          4,040,000
                        NEBRASKA -- 0.8%
             4,000,000  Douglas County, NE, (Series 1991) Weekly VRDNs (Malhove,
                        Inc.)/
                        (Norwest Bank Minnesota, Minneapolis LOC)                         4,000,000
                        NEVADA -- 1.4%

             7,000,000  Clark County, NV, IDRB (Series 1995A) Weekly VRDNs (Nevada
                        Power Co.)/(Barclays Bank PLC, London LOC)                        7,000,000
                        NEW HAMPSHIRE -- 2.2%
             3,375,000  Nashua, NH, 4.50% BANs, 10/23/1997                                3,384,596
             6,000,000  New Hampshire Business Finance Authority, PCR Bonds (Series

                        A),

                        3.90% CP (New England Power Co.), Mandatory Tender 8/15/1997      6,000,000
             2,010,000  New Hampshire State IDA, (Series 1991), 4.05% TOBs

                        (International

                        Paper Co.), Mandatory Tender 10/15/1997                           2,010,000
                         Total                                                           11,394,596


MUNICIPAL CASH SERIES


  PRINCIPAL

    AMOUNT                                                                                 VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                        NEW JERSEY -- 2.3%

 $           3,000,000  High Bridge Borough, NJ, 4.50% BANs, 9/5/1997                 $   3,003,790
             9,000,000  Trenton, NJ, 4.25% BANs, 10/8/1997                                9,007,623
                         Total                                                           12,011,413
                        NEW MEXICO -- 0.7%
             3,500,000  Santa Fe, NM, Single Family Mortgage Revenue Bonds (Series
                        1995B),
                        3.70% TOBs (FGIC INV), Mandatory Tender 11/1/1997                 3,500,000

                        NEW YORK -- 0.8%

             4,000,000  New York City, NY, (Series K), 4.50% Bonds, 8/1/1997              4,003,000
                        NORTH CAROLINA -- 1.0%
             5,200,000  Bladen County, NC Industrial Facilities & Pollution Control
                        Financing
                        Authority, (Series 1993) Weekly VRDNs (BCH Energy, LP)/(Bank
                        of
                        Tokyo-Mitsubishi Ltd. LOC)                                        5,200,000
                        OHIO -- 0.1%
                60,000  Defiance County, OH, IDR Weekly VRDNs (Dietrich Industries,
                        Inc.)/
                        (PNC Bank, N.A. LOC)                                                 60,000
               400,000 (b)Ohio HFA, Trust Receipts, (Series 1996 FR/RI-5) Weekly
                       VRDNs

                        (GNMA COL)/(Bank of New York, NY LIQ)                               400,000
                         Total                                                              460,000
                        OKLAHOMA--3.7%

             2,300,000  Adair County, OK, IDA, (Series B) Weekly VRDNs (Baldor
                        Electric
                        Co.)/(Wachovia Bank of NC, N.A., Winston-Salem LOC)               2,300,000
             4,900,000  Oklahoma Development Finance Authority, 3.70% TOBs (Simmons
                        Poultry Farms)/(Rabobank Nederland, Utrecht LOC), Optional
                        Tender 8/1/1997                                                   4,900,000

             3,885,000 (b)Oklahoma HFA, CDC Municipal Products, Inc. Class A
                       Certificates

                        (Series 1996G) Weekly VRDNs (CDC Municipal Products, Inc.         3,885,000
                        LIQ)

             8,000,000 (b)Tulsa County, OK, HFA, CDC Municipal Products, Inc. Class

                       A

                        Certificates (Series 1996E) Weekly VRDNs (CDC Municipal
                        Products, Inc. LIQ)                                               8,000,000
                         Total                                                           19,085,000


MUNICIPAL CASH SERIES


  PRINCIPAL

    AMOUNT                                                                                 VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED

                        PENNSYLVANIA -- 2.7%

 $           5,700,000  Carbon County, PA, IDA, Solid Waste Disposal Revenue Notes
                        (Series
                        1996), 3.90% RANs (Horsehead Resource Development,
                        Inc.)/(Chase
                        Manhattan Bank N.A., NY LOC), 12/3/1997                       $   5,700,000
             4,450,000  Clinton County, PA, IDA, Solid Waste Disposal Revenue Bonds
                        (Series
                        1992A), 3.75% TOBs (International Paper Co.), Optional
                        Tender
                        1/15/1998                                                         4,450,000
             1,775,000  Pennsylvania EDFA Weekly VRDNs (Stone and Lime Co.)/(PNC
                        Bank, N.A. LOC)                                                   1,775,000
             1,000,000  Pennsylvania EDFA, (1995 Series D2) Weekly VRDNs (ARCO
                        Enterprises, Inc./Ronald L. Repasky, Sr. Project)/(PNC Bank,
                        N.A. LOC)                                                         1,000,000
             1,200,000  Pennsylvania EDFA, (1995 Series D9) Weekly VRDNs (North
                        American Communications, Inc. Project)/(PNC Bank, N.A. LOC)       1,200,000

                         Total                                                           14,125,000
                        SOUTH CAROLINA -- 3.7%
             7,000,000  Berkeley County, SC, (Series 1997) Weekly VRDNs (Nucor

                        Corporation)/(Nucor Corporation GTD)                              7,000,000
             4,000,000  Georgetown County, SC, Pollution Control Facilities
                        Adjustable Rate

                        Bonds (Series A), 4.00% TOBs (International Paper Co.),
                        Optional
                        Tender 9/1/1997                                                   4,000,000
             5,500,000  South Carolina Job Development Authority, (Series 1996)
                        Weekly
                        VRDNs (PVC Container Corp. Project)/(Fleet Bank. N.A. LOC)        5,500,000

             2,485,000  South Carolina Job Development Authority, EDRB (Series 1994)
                        Weekly VRDNs (Carolina Cotton Works, Inc. Project)/(Branch
                        Banking & Trust Co., Wilson LOC)                                  2,485,000

                         Total                                                           18,985,000
                        SOUTH DAKOTA -- 1.7%
             9,000,000  South Dakota Housing Development Authority, (Series 1996E),
                        3.75%
                        TOBs, Mandatory Tender 11/13/1997                                 9,000,000

MUNICIPAL CASH SERIES


  PRINCIPAL

    AMOUNT                                                                                 VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED

                        TENNESSEE -- 4.3%

 $           2,060,000  Benton County TN, IDB, (Series 1996) Weekly VRDNs (Jones
                        Plastic
                        and Engineering Corp.)/(National City Bank, KY LOC)           $   2,060,000
             1,000,000  Dickson County, TN, IDB, (Series 1996) Weekly VRDNs
                        (Tennessee

                        Bun Company, LLC Project)/(PNC Bank, OH, N.A. LOC)                1,000,000
             1,000,000  Greenfield, TN, IDB, (Series 1995) Weekly VRDNs (Plastic
                        Products

                        Company Project)/(Norwest Bank Minnesota, Minneapolis LOC)        1,000,000
             1,100,000  Hawkins County, TN, IDB, (Series 1995) Weekly VRDNs (Sekisui

                        Ta

                        Industries, Inc. Project)/(Bank of Tokyo-Mitsubishi Ltd.          1,100,000
                        LOC)
             2,000,000  Jackson, TN, IDB, Solid Waste Facility Bonds (Series 1995)
                        Weekly
                        VRDNs (Florida Steel Corp.)/(NationsBank, South LOC)              2,000,000
             3,500,000  McMinn County, TN, IDB, Industrial Development Bonds (Series
                        1995) Weekly VRDNs (Creative Fabrication Corp.)/(NBD Bank,
                        MI LOC)                                                           3,500,000
             3,800,000  Oak Ridge, TN, IDB, Solid Waste Facility Bonds (Series 1996)
                        Weekly
                        VRDNs (M4 Environmental LP Project)/(SunTrust Bank, Atlanta       3,800,000

                        LOC)

             6,700,000  Shelby County, TN, Health Education & Housing Facilities
                        Board,
                        4.05% TOBs (Methodist Health System, Inc.)/(MBIA INS)/(Sanwa
                        Bank Ltd, Osaka LIQ), Optional Tender 8/1/1997                    6,700,000
             1,000,000  Union City, TN, IDB, (Series 1995) Weekly VRDNs (Kohler
                        Co.)/
                        (Wachovia Bank of Georgia N.A., Atlanta LOC)                      1,000,000
                         Total                                                           22,160,000

                        TEXAS -- 12.9%

             5,000,000  Angelina and Neches River Authority, Texas, Solid Waste
                        Disposal
                        Revenue Bonds (Series 1993), 3.85% CP (Temple-Eastex Inc.

                        Project)/

                        (Temple-Inland, Inc. GTD), Mandatory Tender 6/13/1997             5,000,000
             2,000,000  Angelina and Neches River Authority, Texas, Solid Waste
                        Disposal

                        Revenue Bonds (Series 1993), 4.00% CP (Temple-Eastex Inc.
                        Project)/
                        (Temple-Inland, Inc. GTD), Mandatory Tender 7/18/1997             2,000,000

             9,100,000  Angelina and Neches River Authority, Texas, Solid Waste
                        Disposal
                        Revenue Bonds (Series 1993), 4.15% CP (Temple-Eastex Inc.

                        Project)/

                        (Temple-Inland, Inc. GTD), Mandatory Tender 7/18/1997             9,100,000
             3,600,000  Brazos Harbor, TX, IDC, (Series 1991) Weekly VRDNs (Rangen,

                        Inc.

                        Project)/(Norwest Bank Minnesota, Minneapolis LOC)                3,600,000


MUNICIPAL CASH SERIES


  PRINCIPAL

    AMOUNT                                                                                 VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                        TEXAS -- CONTINUED

 $          15,400,000  Brazos River Authority, TX, (Series 1995C) Daily VRDNs
                        (Texas
                        Utilities Electric Co.)/(Swiss Bank Corp., Basle LOC)         $  15,400,000
             4,200,000  Brazos River Authority, TX, (Series 1996B) Daily VRDNs
                        (Texas
                        Utilities Electric Co.)/(AMBAC INS)/(Bank of New York, NY         4,200,000
                        LIQ)

             8,250,000  Greater TX Student Loan Corporation, 3.70% TOBs (Student
                        Loan
                        Marketing Association LOC), Mandatory Tender 3/1/1998             8,250,000
             3,200,000  Gulf Coast, TX, IDA, Marine Terminal Revenue Bonds (Series
                        1993)
                        Daily VRDNs (Amoco Corp.)                                         3,200,000
             5,000,000  San Antonio, TX, Special Facilities Airport Revenue Bonds
                        (Series
                        1995) Weekly VRDNs (Cessna Aircraft Company Project)/
                        (Nationsbank of Texas, N.A. LOC)                                  5,000,000
             2,500,000  Tarrant County, TX, IDC, (Series 1997) Weekly
                        VRDNs (Lear Operations Corp.)/(Chase Manhattan
                        Bank N.A., NY LOC) 2,500,000

             8,400,000  Tyler, TX, Health Facilities Development Corp., (Series
                        1993C), 3.80%
                        CP (East Texas Medical Center)/(Banque Paribas, Paris LOC),
                        Mandatory Tender 7/16/1997                                        8,400,000
                         Total                                                           66,650,000

                        UTAH -- 0.7%

               970,000  Utah State HFA, (Series A), 4.25% TOBs (Corestates Bank

                        N.A.,

                        Philadelphia, PA LIQ), Optional Tender 7/1/1997                     970,000
             1,510,000  Utah State HFA, (Series C-2), 4.25% TOBs (Corestates Bank
                        N.A.,

                        Philadelphia, PA LIQ), Optional Tender 7/1/1997                   1,510,000
             1,375,000  Utah State HFA, (Series C-3), 4.25% TOBs (Corestates Bank

                        N.A.,

                        Philadelphia, PA LIQ), Optional Tender 7/1/1997                   1,375,000
                         Total                                                            3,855,000

MUNICIPAL CASH SERIES


  PRINCIPAL

    AMOUNT                                                                                 VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED

                        VIRGINIA -- 3.0%

 $           5,000,000  Campbell County, VA, IDA, Solid Waste Disposal Facilities
                        Revenue
                        ACES Weekly VRDNs (Georgia-Pacific Corp.)/(Industrial Bank
                        of
                        Japan Ltd., Tokyo LOC)                                        $   5,000,000
             4,500,000  Richmond, VA, Redevelopment & Housing Authority Weekly VRDNs
                        (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank
                        Girozentrale LOC)                                                 4,500,000

             5,200,000  Richmond, VA, Redevelopment & Housing Authority, (Series

                        B-1)

                        Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                        Landesbank Girozentrale LOC)                                      5,200,000

             1,000,000  Richmond, VA, Redevelopment & Housing Authority, (Series

                        B-5)

                        Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                        Landesbank Girozentrale LOC)                                      1,000,000

                         Total                                                           15,700,000

                        WASHINGTON -- 1.3%

             6,700,000  Pierce County, WA, Economic Development Corp., (Series 1995)
                        Weekly VRDNs (Simpson-Tacoma Kraft Company Project)/(Bank of
                        America, Northwest LOC)                                           6,700,000

                        WISCONSIN -- 4.4%

             2,550,000  Germantown, WI, IDA Weekly VRDNs (Zenith Sintered Products,
                        Inc.)/(Bank One, Milwaukee, WI N.A. LOC)                          2,550,000

             2,310,000  Marshfield, WI, IDR (Series 1993) Weekly VRDNs (Building
                        Systems,
                        Inc.)/(Bank One, Milwaukee, WI N.A. LOC)                          2,310,000
             1,560,000  Plover, WI, Weekly VRDNs (Sirco Manufacturing,
                        Inc.)/(Norwest

                        Bank Minnesota, Minneapolis LOC)                                  1,560,000
             3,500,000  Prentice Village, WI, Limited Obligation Revenue Refunding

                        Bonds

                        (Series A) Weekly VRDNs (Biewer-Wisconsin Sawmill, Inc.
                        Project)/
                        (Michigan National Bank, Farmington Hills LOC)                    3,500,000
               900,000  Shell Lake, WI, Weekly VRDNs (Doboy Packaging)/(Union Bank
                        of
                        Switzerland, Zurich LOC)                                            900,000

MUNICIPAL CASH SERIES


  PRINCIPAL

    AMOUNT                                                                                 VALUE

 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                        WISCONSIN -- CONTINUED

 $           1,760,000  Waukesha, WI, IDRB (Series 1995) Weekly VRDNs (Weldall
                        Manufacturing Inc. Project)/(Bank One, Milwaukee, WI N.A.     $   1,760,000
                        LOC)
             5,580,000 (b)Wisconsin Housing & Economic Development Authority,
                        (Series B), 4.05% - 4.20% TOBs (FSA INS)/(Corestates Bank
                        N.A.,
                        Philadelphia, PA LIQ), Optional Tender 6/1/1997 - 9/1/1997        5,580,000
             4,710,000  (b)Wisconsin Housing & Economic Development
                        Authority, PT-90 (Series 1996F) Weekly VRDNs
                        (Banque Nationale de Paris LIQ) 4,710,000

                         Total                                                           22,870,000
                         TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                     $ 524,330,539

    At May 31, 1997, 89.1% of the total investments at market value were subject to the federal alternative minimum tax.

(a) The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. A NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Ratings Group, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

    At May 31, 1997, the portfolio securities were rated as follows:

    Tier Rating Percent Based on Total Market Value (unaudited)

    FIRST TIER     SECOND TIER
      90.65%          9.35%

 (b)Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At May 31, 1997, these securities amounted to $57,775,000 which represents 11.2% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
     ($515,059,673) at May 31, 1997.

The following acronyms are used throughout this portfolio:

ACES -- Adjustable Convertible Extendable Securities AMBAC -- American Municipal Bond Assurance Corporation BANs -- Bond Anticipation Notes COL -- Collateralized CP -- Commercial Paper EDA -- Economic Development Authority EDFA -- Economic Development Financing Authority EDRB -- Economic Development Revenue Bonds FGIC -- Financial Guaranty Insurance Company FHA -- Federal Housing Administration FSA -- Financial Security Assurance GNMA -- Government National Mortgage Association GTD -- Guaranty HFA -- Housing Finance Authority IDA -- Industrial Development Authority IDB -- Industrial Development Bond IDC -- Industrial Development Corporation IDR -- Industrial Development Revenue IDRB -- Industrial Development Revenue Bond IDFA -- Industrial Development Finance Authority INS -- Insured INV -- Investment Agreement LIQ -- Liquidity Agreement LOC -- Letter of Credit MBIA -- Municipal Bond Investors Assurance PCR -- Pollution Control Revenue PLC -- Public Limited Company PRF -- Prerefunded RANs -- Revenue Anticipation Notes TOBs -- Tender Option Bonds TRANs -- Tax and Revenue Anticipation Notes VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

MUNICIPAL CASH SERIES
STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 1997


 ASSETS:
 Total investments in securities, at amortized cost and value                         $ 524,330,539
 Cash                                                                                       502,170
 Receivable for shares sold                                                                 176,862
 Income receivable                                                                        4,181,848
   Total assets                                                                         529,191,419
 LIABILITIES:
 Payable for investments purchased                                    $  13,269,721
 Payable for shares redeemed                                                256,437
 Income distribution payable                                                375,328
 Accrued expenses                                                           230,260
   Total liabilities                                                                     14,131,746
 NET ASSETS for 515,059,673 shares outstanding                                        $ 515,059,673
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:

 $515,059,673 / 515,059,673 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

MUNICIPAL CASH SERIES
STATEMENT OF OPERATIONS

YEAR ENDED MAY 31, 1997


 INVESTMENT INCOME:
 Interest                                                                             $  20,854,297
 EXPENSES:

 Investment advisory fee                                              $   2,782,055
 Administrative personnel and services fee                                  420,342
 Custodian fees                                                              65,767
 Transfer and dividend disbursing agent fees and expenses                   531,549
 Directors'/Trustees' fees                                                    7,684
 Auditing fees                                                               13,425
 Legal fees                                                                   5,056
 Portfolio accounting fees                                                  101,162
 Distribution services fee                                                  556,411
 Shareholder services fee                                                 1,391,027
 Share registration costs                                                    30,778
 Printing and postage                                                        51,094
 Insurance premiums                                                           6,825
 Taxes                                                                       53,892
 Miscellaneous                                                               13,883
      Total expenses                                                      6,030,950
 Waiver --

      Waiver of investment advisory fee                               $   (497,998)
           Net expenses                                                                   5,532,952
                   Net investment income                                              $  15,321,345

(See Notes which are an integral part of the Financial Statements)

MUNICIPAL CASH SERIES
STATEMENT OF CHANGES IN NET ASSETS


                                                                        YEAR ENDED MAY 31,
                                                                    1997                1996

 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS --

 Net investment income                                       $      15,321,345    $      14,810,386
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income                          (15,321,345)         (14,810,386)
 SHARE TRANSACTIONS --

 Proceeds from sale of shares                                     2,221,134,502       2,133,541,489
 Net asset value of shares issued to shareholders in
 payment of distributions declared                                   14,397,804          13,828,571
 Cost of shares redeemed                                         (2,199,077,184)     (2,113,929,309)
  Change in net assets resulting from share transactions             36,455,122          33,440,751
    Change in net assets                                             36,455,122          33,440,751
 NET ASSETS:

 Beginning of period                                                478,604,551         445,163,800
 End of period                                               $      515,059,673   $     478,604,551

(See Notes which are an integral part of the Financial Statements)

MUNICIPAL CASH SERIES
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                       YEAR ENDED MAY 31

                         1997       1996      1995      1994        1993      1992       1991
1990(A)

 NET ASSET VALUE,
 BEGINNING OF PERIOD    $ 1.00     $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
 INCOME FROM

 INVESTMENT
 OPERATIONS

  Net investment          0.03       0.03      0.03       0.02       0.03       0.04       0.05       0.04
  income
 LESS DISTRIBUTIONS

  Distributions
  from net

  investment income      (0.03)     (0.03)    (0.03)     (0.02)     (0.03)     (0.04)     (0.05)
(0.04)
 NET ASSET VALUE,       $ 1.00     $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
 END OF PERIOD
 TOTAL RETURN(B)          2.80%      3.04%     2.84%      1.83%      2.11%      3.53%      5.24%
4.68%

 RATIOS TO AVERAGE
 NET ASSETS

  Expenses                0.99%      0.99%     0.99%      0.99%      0.99%      0.98%      0.94%
0.73%*
  Net investment          2.75%      2.99%     2.76%      1.81%      2.10%      3.42%      5.02%
5.76%*
  income
  Expense waiver/

  reimbursement(c)        0.09%      0.33%     0.05%      0.06%      0.03%      0.03%      0.17%
0.45%*
 SUPPLEMENTAL DATA

  Net assets, end of

  period

  (000 omitted)       $515,060   $478,605  $445,164   $574,801   $456,205   $516,814   $403,151   $195,897

* Computed on an annualized basis.

(a) Reflects operations for the period from August 25, 1989 (date of initial public investment) to May 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

MUNICIPAL CASH SERIES
NOTES TO FINANCIAL STATEMENTS

MAY 31, 1997

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Municipal Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors (the "Directors"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

  Additional information on each restricted security held at May 31, 1997 is as follows:


   SECURITY                                               ACQUISITION DATE         ACQUISITION COST

   Dakota County & Washington MN Housing

   & Redevelopment Authority                            3/1/1997 - 5/30/1997           $11,550,000
   Montana State Board of Housing                             4/1/1997                   4,040,000
   Idaho Housing Agency, PA-115                               7/9/1996                   9,545,000
   Illinois Housing Development
   Authority, PT-82                                           7/2/1996                  10,065,000
   Ohio HFA                                                   1/2/1997                     400,000
   Oklahoma HFA                                              12/12/1996                  3,885,000
   Tulsa County, OK HFA                                      11/22/1996                  8,000,000
   Wisconsin Housing & Economic
   Development Authority (Series B)                     3/1/1997 - 5/30/1997             5,580,000
   Wisconsin Housing & Economic
   Development Authority, PT-90                               12/5/1996                  4,710,000

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. CAPITAL STOCK

At May 31, 1997, there were 12,500,000,000 shares ($0.001 par value per share) authorized. At May 31, 1997, capital paid in aggregated
$515,059,673.

Transactions in capital stock were as follows:


                                                                           YEAR ENDED MAY 31,
                                                                        1997              1996


 Shares sold                                                        2,221,134,502       2,133,541,489
 Shares issued to shareholders in payment of distributions             14,397,804          13,828,571
 declared

 Shares redeemed                                                  (2,199,077,184)      (2,113,929,309)
  Net change resulting from share transactions                         36,455,122          33,440,751

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

  SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  INTERFUND TRANSACTIONS -- During the period ended May 31, 1997, the Corporation engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $651,780,000 and $693,785,000, respectively.

  GENERAL -- Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
CASH TRUST SERIES, INC. and Shareholders of
MUNICIPAL CASH SERIES:

We have audited the accompanying statement of assets and liabilities of Municipal Cash Series (one of the portfolios comprising Cash Trust Series, Inc.) including the portfolio of investments, as of May 31, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended May 31, 1997 and 1996, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Municipal Cash Series as of May 31, 1997, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania
July 8, 1997

DIRECTORS

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland

J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

Richard B. Fisher
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle

Executive Vice President, Treasurer, and Secretary

J. Crilley Kelly
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contain facts concerning its objective and policies, management fees, expenses and other information.

MUNICIPAL CASH

SERIES

ANNUAL REPORT
TO SHAREHOLDERS

MAY 31, 1997

[Graphic]
Federated Investors

Federated Securities Corp., Distributor

Cusip 147551303
0062903 (7/97)

[Graphic]

PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for Prime Cash Series, a portfolio of Cash Trust Series, Inc., which covers the twelve-month period from June 1, 1996, through May 31, 1997. The report begins with a commentary by the fund's portfolio manager, followed by a complete listing of the fund's investments on the last day of the reporting period, and its financial statements.

Prime Cash Series is a practical way to help your cash earn daily income -- while offering you the additional advantages of daily liquidity and stability of principal.* The fund invests in high-quality, short-term securities. At the end of the reporting period, the portfolio was invested primarily in commercial paper (46.5%) and variable rate obligations (25.4%). It also held positions in repurchase agreements (10.9%) and time deposits (8.0%), as well as other money market securities.

Dividends paid to shareholders during the reporting period totaled $0.05 per share. At the end of the reporting period, the fund's total net assets surpassed the $2 billion mark.

As always, we thank you for keeping your ready cash working through Prime Cash Series. Please contact your investment representative if you have any questions. We look forward to keeping you up-to-date on your investment.

Sincerely,

[Graphic]

Richard B. Fisher
President
July 15, 1997

* Money market funds seek to maintain a stable net asset value of $1.00. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

INVESTMENT REVIEW

Prime Cash Series invests in money market instruments maturing in thirteen months or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in one of the two highest short-term rating categories by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

After keeping monetary policy on hold for over one year, the Federal Reserve Board (the "Fed") voted to raise the federal funds target rate by 0.25% to 5.50% on March 25, 1997. Fed Chairman Alan Greenspan characterized the tightening as "insurance" against future inflation.

The reporting period was characterized by a fair amount of market volatility, as sentiment regarding the need for a more restrictive monetary policy swayed back-and-forth. Amid strong economic growth well above the 2.00% to 2.50% range in the summer of 1996, fears of an imminent Fed tightening gripped the short-term markets. Economic growth slowed in the third quarter of 1996 to a more manageable 2.10%. Continued evidence of benign inflationary pressures brought comfort to market participants, and short-term interest rates declined steadily through October 1996 as a result. The market then traded within a fairly narrow range for the next few months, with the exception of year-end technical pressures in commercial paper rates, as the overall economic fundamentals changed little.

However, persistent above-trend economic growth in the first quarter of 1997 -- at 5.80% -- began to weigh heavily on the market in light of tight labor market conditions. Short-term interest rates then started to rise in late February 1997, spurred onward by a particularly hawkish Humphrey-Hawkins testimony by Fed Chairman Alan Greenspan late in the month, in which he indicated that the transitory factors preventing a rise in wages in the face of fairly robust growth may be ending. By the time of the Fed tightening in late March 1997, much of the move had already been priced into the financial markets. In the following weeks, short-term interest rates traded within a relatively narrow range as market participants debated the timing of the next tightening.

Thirty-day commercial paper started the reporting period at 5.30% on June 3, 1996, and held very close to that level trading in the 5.25% to 5.40% range until March 25, 1997, when the Fed raised the federal funds rate. At that time, rates settled into the 5.50% to 5.55% level, reflecting a 5.50% federal funds target rate. Commercial paper rates have continued to hover in the same range since the federal funds rate increase.

The money market yield curve steepened slightly throughout the reporting period. One-month commercial paper rates rose 0.23% while six-month rates rose 0.27%.

The target average maturity range for the fund began the reporting period at 40 to 50 days, and was subsequently shortened to a 35- to 45-day range in July 1996, reflecting the changing economic and monetary sentiment. In structuring the fund, there is continued emphasis placed on positioning 30% to 35% of the fund's core assets in variable rate demand notes and accomplishing a modest barbell structure.

During the twelve-month period ended May 31, 1997, the total net assets of the fund increased from $1.5 billion to more than $2.3 billion while the seven-day net yield increased from 4.42% to 4.70%.* The effective average maturity of the fund on May 31, 1997, was 45 days.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary.

PRIME CASH SERIES
PORTFOLIO OF INVESTMENTS

MAY 31, 1997

  PRINCIPAL

   AMOUNT                                                                                         VALUE

 CERTIFICATE OF DEPOSIT -- 5.3%
                BANKING -- 5.3%

 $ 15,000,000   Australia & New Zealand Banking Group, Melbourne, 5.420%,
                8/20/1997                                                                  $     15,000,622
   20,000,000   Bank of Scotland, Edinburgh, 5.480%, 6/13/1997                                   20,000,065
   15,000,000   Bayerische Vereinsbank AG, Munich, 5.530%, 7/10/1997                             15,000,158
   15,000,000   MBNA America Bank, N.A., 5.750%, 8/5/1997                                        15,000,000
   15,000,000   National Australia Bank, Ltd., Melbourne, 5.505%, 8/6/1997                       15,000,134
   45,000,000   Societe Generale, Paris, 5.430% - 5.590%, 8/11/1997 - 9/3/1997                   45,000,626
                  TOTAL CERTIFICATE OF DEPOSIT                                                  125,001,605
 (A)COMMERCIAL PAPER -- 46.5%

                BANKING -- 14.4%

   10,000,000   ABN AMRO N.A., Finance, Inc., (Guaranteed by ABN AMRO Bank

                N.V., Amsterdam), 5.921%, 10/15/1997                                              9,782,778
   55,000,000   Abbey National N.A. Corp., (Guaranteed by Abbey National Bank
                PLC, London), 5.419% - 5.869%, 6/12/1997 - 10/10/1997                            54,399,870
   15,000,000   Bank of Nova Scotia, Toronto, 5.604%, 7/14/1997                                  14,902,354
   18,000,000   Canadian Imperial Holdings, Inc., (Guaranteed by Canadian Imperial
                Bank of Commerce, Toronto), 5.424% - 5.435%, 8/25/1997 - 8/27/1997               17,773,060
   25,000,000   Commonwealth Bank of Australia, Sydney, 5.520% - 5.540%,
                7/21/1997 - 7/24/1997                                                            24,807,391
   20,000,000   Den Danske Corp., Inc., (Guaranteed by Den Danske Bank A/S),
                5.858%, 11/26/1997                                                               19,437,322
   15,000,000   Lloyds Bank PLC, London, 5.857%, 10/9/1997                                       14,691,792
   10,000,000   National Australia Funding, Inc., (Guaranteed by National Australia
                Bank, Ltd., Melbourne), 5.613%, 9/16/1997                                         9,837,717
   17,000,000   PEMEX Capital, Inc., (Swiss Bank Corp., Basle LOC), 5.449%,
                8/11/1997                                                                        16,822,135
   15,000,000   Royal Bank of Canada, Montreal, 5.499%, 7/14/1997                                14,904,146

PRIME CASH SERIES


  PRINCIPAL

   AMOUNT                                                                                         VALUE

 (A)COMMERCIAL PAPER -- CONTINUED
                BANKING -- CONTINUED

 $ 35,000,000   Societe Generale North America, Inc., (Guaranteed by Societe
                Generale, Paris), 5.604% - 5.920%, 9/10/1997 - 11/3/1997                   $     34,370,174
   80,000,000   Svenska Handelsbanken, Inc., (Guaranteed by Svenska
                Handelsbanken, Stockholm), 5.530% - 5.920%, 7/23/1997 - 12/2/1997                78,497,992
   15,000,000   Toronto Dominion Holdings (USA), Inc., (Guaranteed by
                Toronto-Dominion Bank), 5.457%, 6/13/1997                                        14,973,450
   15,000,000   Westpac Capital Corp., (Guaranteed by Westpac Banking Corp. Ltd.),
                5.455%, 8/11/1997                                                                14,842,912
                  Total                                                                         340,043,093

                BROKERAGE -- 3.6%

   30,000,000   Credit Suisse First Boston, 5.443% - 5.701%, 6/11/1997 - 7/2/1997                29,911,729
   55,000,000   Merrill Lynch & Co., Inc., 5.699% - 5.762%, 7/2/1997 - 8/28/1997                 54,409,631
                  Total                                                                          84,321,360
                FINANCE - AUTOMOTIVE -- 3.5%
   84,000,000   General Motors Acceptance Corp., 5.530% - 6.016%,
                7/10/1997 - 11/10/1997                                                           82,502,998
                FINANCE - COMMERCIAL -- 19.8%
   36,500,000   Alpha Finance Corp., Ltd., 5.445% - 5.816%, 6/3/1997 - 9/24/1997                 36,210,024
   63,000,000   Asset Securitization Cooperative Corp., 5.681% - 5.726%,
                6/26/1997 - 8/18/1997                                                            62,570,381
   69,500,000   Beta Finance, Inc., 5.425% - 5.920%, 6/12/1997 - 11/10/1997                      68,582,834
   10,000,000   CIT Group Holdings, Inc., 5.603%, 6/2/1997                                        9,998,444
   10,000,000   CXC, Inc., 5.680%, 8/19/1997                                                      9,877,111
   25,000,000   Corporate Asset Funding Co., Inc. (CAFCO), 5.419% - 5.682%,
                6/5/1997 - 6/27/1997                                                             24,933,400
   10,000,000   FINOVA Capital Corp., 5.746%, 7/9/1997                                            9,940,150
   40,000,000   Falcon Asset Securitization Corp., 5.424% - 5.736%,
                6/5/1997 - 8/20/1997                                                             39,782,642
   22,000,000   General Electric Capital Corp., 5.442% - 5.465%, 6/6/1997 - 8/11/1997            21,886,244
  101,431,000   Greenwich Funding Corp., 5.423% - 5.745%, 6/9/1997 - 8/29/1997                  100,746,234

PRIME CASH SERIES

  PRINCIPAL

   AMOUNT                                                                                         VALUE

 (A)COMMERCIAL PAPER -- CONTINUED
                FINANCE - COMMERCIAL -- CONTINUED

 $ 70,750,000   Preferred Receivables Funding Co. (PREFCO), 5.424% - 5.941%,
                6/11/1997 - 11/12/1997                                                     $     69,786,761
   14,774,000   Sheffield Receivables Corp., 5.423% - 5.475%, 6/2/1997 - 6/16/1997               14,750,790
                  Total                                                                         469,065,015
                FINANCE - RETAIL -- 4.0%
   55,000,000   Associates Corp. of North America, 5.628% - 5.733%,
                6/2/1997 - 7/30/1997                                                             54,900,328
   29,000,000   New Center Asset Trust, A1+/P1 Series, 5.496% - 5.939%,
                7/7/1997 - 10/24/1997                                                            28,664,121
   10,000,000   Norwest Financial, Inc., 5.752%, 7/29/1997                                        9,908,650
                  Total                                                                          93,473,099

                INSURANCE -- 0.4%

   10,000,000   CommoLoCo, (Guaranteed by American General Corp.), 5.964%,

                10/27/1997                                                                        9,761,967
                OIL & OIL FINANCE -- 0.4%
   10,000,000   Chevron Transport Corp., (Guaranteed by Chevron Corp.), 5.702%,

                8/14/1997                                                                         9,884,478
                PHARMACEUTICALS & HEALTH CARE -- 0.4%
   10,000,000   Glaxo Wellcome PLC, 5.393%, 6/3/1997                                              9,997,044
                  TOTAL COMMERCIAL PAPER                                                      1,099,049,054
 (B)NOTES - VARIABLE -- 25.4%
                BANKING -- 17.2%

    4,385,000   Aurora City, IL, (Series 1995), (First of America Bank - Illinois LOC),
                5.938%, 6/5/1997                                                                  4,385,000
      875,000   Avalon Hotel Associates, (Corestates Bank N.A., Philadelphia, PA

                LOC), 5.880%, 6/5/1997                                                              875,000
   45,000,000   Bank One N.A., Columbus, OH, 5.610%, 6/3/1997                                    44,996,449
   20,000,000   Bank One N.A., Milwaukee, WI, 5.600%, 6/3/1997                                   19,994,831
   11,875,000   Congregate Care Corp., (Union Bank of California LOC), 5.890%,
                6/4/1997                                                                         11,875,000

PRIME CASH SERIES


  PRINCIPAL

   AMOUNT                                                                                         VALUE

 (B)NOTES - VARIABLE -- CONTINUED
                BANKING -- CONTINUED

 $  1,480,000   Denver Urban Renewal Authority, (Series 1992-B), (Banque Paribas,
                Paris LOC), 5.950%, 6/5/1997                                                $     1,480,000
    6,100,000   Dewberry III, LP, (First National Bank of Maryland, Baltimore LOC),
                5.913%, 6/5/1997                                                                  6,100,000
    7,500,000   Euclid Superior Parking, (KeyBank, N.A. LOC), 5.880%, 6/6/1997                    7,500,000
    2,510,000   Gahanna OH, City of, Franklin Steel Company Project, (Star Bank,
                N.A., Cincinnati LOC), 5.800%, 6/5/1997                                           2,510,000
   11,135,000   HJH Associates of Alabama, Hilton Hotel, Huntsville, (SouthTrust
                Bank of Alabama, Birmingham LOC), 5.800%, 6/5/1997                               11,135,000
    5,200,000   Kenny, Donald R. and Cheryl A., (Series 1996-C), (Star Bank, N.A.,
                Cincinnati LOC), 5.800%, 6/5/1997                                                 5,200,000
    2,290,000   Lake Sherwood Senior Living Center, LLC, (Union Planters NB,
                Memphis, TN LOC), 6.000%, 6/5/1997                                                2,290,000
   51,000,000   Liquid Asset Backed Securities Trust, (Series 1996-3), (Westdeutsche
                Landesbank Girozentrale Swap Agreement), 5.708%, 6/16/1997                       51,000,000
   45,000,000   Liquid Asset Backed Securities Trust, (Series 1997-1), (Westdeutsche
                Landesbank Girozentrale Swap Agreement), 5.688%, 6/16/1997                       45,000,000
    4,010,000   Maryland State IDFA, (Genetic Therapy, Inc.), (First National Bank of
                Maryland, Baltimore LOC), 5.830%, 6/9/1997                                        4,010,000
    2,834,000   Maryland State IDFA, (Human Genome), (Series 1994), (First National
                Bank of Maryland, Baltimore LOC), 5.830%, 6/9/1997                                2,834,000
    5,800,000   Maryland State IDFA, (Kelly Springfield Tire), (First National Bank of
                Maryland, Baltimore LOC), 5.930%, 6/9/1997                                        5,800,000
   18,000,000   National Funding Corp., (Series 1994-A), (American National Bank,
                Chicago LOC), 5.660%, 6/5/1997                                                   18,000,000
      655,000   New Jersey EDA, (Series 1992 K-3), (Banque Nationale de Paris LOC),
                5.996%, 6/9/1997                                                                    655,000
    3,875,000   New Jersey EDA, (Series 1992-H), (Banque Nationale de Paris LOC),
                5.871%, 6/9/1997                                                                  3,875,000
    2,000,000   Pelham City, IDB, (Columbus Bank and Trust Co., GA LOC), 5.950%,
                6/5/1997                                                                          2,000,000

PRIME CASH SERIES


  PRINCIPAL

   AMOUNT                                                                                         VALUE

 (B)NOTES - VARIABLE -- CONTINUED
                BANKING -- CONTINUED

  $ 5,875,000   Pelham City, IDB, (Columbus Bank and Trust Co., GA LOC), 5.950%,
                6/5/1997                                                                    $     5,875,000
    5,900,000   Pennsylvania EDFA, (Series 1993-C), (Barclays Bank PLC, London
                LOC), 5.800%, 6/4/1997                                                            5,900,000
   49,632,625   Rabobank Optional Redemption Trust, (Series 1997-101), 5.852%,
                6/16/1997                                                                        49,632,625
   30,000,000   SMM Trust, (Series 1996-B), (Morgan Guaranty Trust Co., New York
                Swap Agreement), 5.738%, 6/1/1997                                                30,000,000
   10,000,000   SMM Trust, (Series 1996-L), (Morgan Guaranty Trust Co., New York
                Swap Agreement), 5.738%, 6/16/1997                                               10,000,000
    2,200,000   Saegertown Manufacturing Corp., (PNC Bank, N.A. LOC), 5.757%,
                6/9/1997                                                                          2,200,000
    4,975,000   Southeast Regional Holdings, LLC, (Series 1995-A), (Columbus Bank
                and Trust Co., GA LOC), 5.950%, 6/5/1997                                          4,975,000
    5,400,000   Sun Valley, Inc., (SouthTrust Bank of Georgia, Atlanta LOC), 5.800%,
                6/6/1997                                                                          5,400,000
    3,670,000   Toledo Medical Building I LP, (Huntington National Bank, Columbus,
                OH LOC), 6.360%, 11/1/1997                                                        3,670,000
   19,275,000   Union Development Co., (Bank of America NT and SA, San Francisco,
                CA LOC), 5.770%, 6/5/1997                                                        19,275,000
    5,175,000   United Jewish Federation of Greater Pittsburgh VRDB, (Series 1995A),
                (PNC Bank, N.A. LOC), 5.600%, 6/3/1997                                            5,175,000
    6,520,000   Van Dyne Crotty Co., (Huntington National Bank, Columbus, OH
                LOC), 5.750%, 6/5/1997                                                            6,520,000
    5,760,000   Woodbury Business Forms, Inc./Carribean Business Forms, (Series
                1996) Taxable Revenue Bonds, (Columbus Bank and Trust Co., GA

                LOC), 5.950%, 6/5/1997                                                            5,760,000
                  Total                                                                         405,897,905

                FINANCE - EQUIPMENT -- 0.8%

   20,000,000   Comdisco, Inc., 5.933%, 8/26/1997                                                20,000,000

PRIME CASH SERIES


  PRINCIPAL

   AMOUNT                                                                                         VALUE

 (B)NOTES - VARIABLE -- CONTINUED
                FINANCE - RETAIL -- 1.9%

 $ 21,000,000(c)AFS Insurance Premium Receivables Trust, (Series 1994-A), 6.244%,

                6/16/1997                                                                  $     21,000,000
   23,000,000   Carco Auto Loan Master Trust 1993-2, (Series 1993-2 Class A1), 5.705%,
                6/16/1997                                                                        23,000,000
                  Total                                                                          44,000,000

                INSURANCE -- 5.5%

   60,000,000   General American Life Insurance Company, 5.888%, 6/23/1997                       60,000,000
   40,000,000(c)SunAmerica Life Insurance Company, 5.780% - 5.788%, 6/1/1997                     40,000,000
   30,000,000   Transamerica Occidental Life Insurance Company, 5.859%, 8/6/1997                 30,000,000
                  Total                                                                         130,000,000
                  TOTAL NOTES -- VARIABLE                                                       599,897,905
 SHORT-TERM NOTES -- 4.0%
                BANKING -- 1.1%

   12,000,000(c)SALTS II Cayman Islands Corp., (Bankers Trust Co., New York LOC),

                5.613%, 6/19/1997                                                                12,000,000
   15,000,000(c)SALTS III Cayman Island Corp., (Bankers Trust International, PLC
                Swap Agreement), 5.788%, 7/23/1997                                               15,000,000
                  Total                                                                          27,000,000

                 BROKERAGE -- 1.5%

   35,000,000 (c)Goldman Sachs Group, LP, 5.850%, 7/28/1997                                      35,000,000
                 FINANCE - AUTOMOTIVE -- 0.9%
   20,368,539    Chase Manhattan Auto Owner Trust 1997-A, 5.545%, 4/10/1998                      20,368,539
       60,794    Olympic Automobile Receivables Trust 1996-D, 5.430%, 12/15/1997                     60,794
                   Total                                                                         20,429,333
                 FINANCE - EQUIPMENT -- 0.5%
    9,551,687    Capita Equipment Receivables Trust 1996-1, 5.600%, 10/15/1997                    9,551,687
    1,619,017    Navistar Financial 1996-B Owner Trust, 5.490%, 11/20/1997                        1,619,017
                   Total                                                                         11,170,704
                   TOTAL SHORT-TERM NOTES                                                   $    93,600,037

PRIME CASH SERIES


  PRINCIPAL

   AMOUNT                                                                                         VALUE

 TIME DEPOSIT -- 8.0%
                 BANKING -- 8.0%

  $65,000,000    Bank of Tokyo-Mitsubishi Ltd., 5.625% - 5.656%, 6/2/1997                   $    65,000,000
   25,000,000    Chase Manhattan Bank (USA) N.A., Wilmington DE, 5.625%, 6/2/1997                25,000,000
   75,000,000    Royal Bank of Canada, Montreal, 5.625%, 6/2/1997                                75,000,000
   25,000,000    Toronto-Dominion Bank, 5.625%, 6/2/1997                                         25,000,000
                   TOTAL TIME DEPOSIT                                                           190,000,000
 (D)REPURCHASE AGREEMENTS -- 10.9%

   44,000,000    Bear, Stearns and Co., 5.550%, dated 5/30/1997, due 6/2/1997                    44,000,000
   30,000,000    Chase Government Securities, Inc., 5.600%, dated 5/30/1997,
                 due 6/2/1997                                                                    30,000,000
   52,000,000    Fuji Government Securities, Inc., 5.570%, dated 5/30/1997,
                 due 6/2/1997                                                                    52,000,000
   31,395,000    PaineWebber Group, Inc., 5.570%, dated 5/30/1997, due 6/2/1997                  31,395,000
   30,000,000    Prudential Securities, Inc., 5.590%, dated 5/30/1997, due 6/2/1997              30,000,000
   35,000,000    Swiss Bank Capital Markets, 5.530%, dated 5/30/1997, due 6/2/1997               35,000,000
   35,000,000    UBS Securities, Inc., 5.520%, dated 5/30/1997, due 6/2/1997                     35,000,000
                   TOTAL REPURCHASE AGREEMENTS                                                  257,395,000
                   TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                                 $ 2,364,943,601

(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Current rate and next reset date shown.

(c) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At May 31, 1997, these securities amounted to $102,000,000 which represents 4.3% of net assets.

(d) The repurchase agreements are fully collateralized by U.S.
    government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($2,363,381,880) at May 31, 1997.

The following acronyms are used throughout this portfolio:

EDA -- Economic Development Authority EDFA -- Economic Development Financing Authority IDB -- Industrial Development Bond IDFA -- Industrial Development Finance Authority LLC -- Limited Liability Corporation LOC -- Letter of Credit LP -- Limited Partnership PLC -- Public Limited Company SA -- Support Agreement VRDB -- Variable Rate Demand Bond

(See Notes which are an integral part of the Financial Statements)

PRIME CASH SERIES
STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 1997

 ASSETS:
 Investments in repurchase agreements                                     $   257,395,000
 Investments in securities                                                  2,107,548,601
 Total investments in securities, at amortized cost and value                                   $  2,364,943,601
 Cash                                                                                                  2,899,522
 Income receivable                                                                                     5,822,158
 Receivable for shares sold                                                                              343,218
   Total assets                                                                                    2,374,008,499

 LIABILITIES:

 Payable for shares redeemed                                                    5,362,521
 Income distribution payable                                                    3,781,781
 Accrued expenses                                                               1,482,317
   Total liabilities                                                                                  10,626,619
 NET ASSETS for 2,363,381,880 shares outstanding                                                $  2,363,381,880
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:

 $2,363,381,880 / 2,363,381,880 shares outstanding                                                         $1.00

(See Notes which are an integral part of the Financial Statements)

PRIME CASH SERIES
STATEMENT OF OPERATIONS
YEAR ENDED MAY 31, 1997


 INVESTMENT INCOME:
 Interest                                                                                          $117,488,699

 EXPENSES:

 Investment advisory fee                                                    $  10,596,936
 Administrative personnel and services fee                                      1,601,019
 Custodian fees                                                                   221,250
 Transfer and dividend disbursing agent fees and expenses                       4,433,731
 Directors'/Trustees' fees                                                         22,157
 Auditing fees                                                                     13,425
 Legal fees                                                                         9,867
 Portfolio accounting fees                                                        143,317
 Distribution services fee                                                      2,119,387
 Shareholder services fee                                                       5,298,468
 Share registration costs                                                         326,622
 Printing and postage                                                             274,607
 Insurance premiums                                                                18,168
 Taxes                                                                            164,412
 Miscellaneous                                                                     17,258
   Total expenses                                                              25,260,624
   Waiver of investment advisory fee                                           (4,185,437)

     Net expenses                                                                                     21,075,187
       Net investment income                                                                        $ 96,413,512

(See Notes which are an integral part of the Financial Statements)

PRIME CASH SERIES
STATEMENT OF CHANGES IN NET ASSETS


                                                                                  YEAR ENDED MAY 31,
                                                                             1997                 1996

 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS --

 Net investment income                                                    $     96,413,512     $   63,907,688
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income                                      (96,413,512)       (63,907,688)
 SHARE TRANSACTIONS --

 Proceeds from sale of shares                                                9,031,450,524      6,213,736,052
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                         90,848,174         60,421,530
 Cost of shares redeemed                                                    (8,298,152,325)    (5,762,005,353)
   Change in net assets resulting from share transactions                      824,146,373        512,152,229
     Change in net assets                                                      824,146,373        512,152,229
 NET ASSETS:

 Beginning of period                                                         1,539,235,507      1,027,083,278
 End of period                                                            $  2,363,381,880     $1,539,235,507

(See Notes which are an integral part of the Financial Statements)

PRIME CASH SERIES
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                    YEAR ENDED MAY 31,

                                       1997     1996       1995      1994     1993     1992     1991     1990(A)
 NET ASSET
 VALUE,

 BEGINNING OF

 PERIOD                              $ 1.00     $ 1.00    $ 1.00    $ 1.00   $ 1.00   $ 1.00   $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS

 Net investment income                 0.05       0.05      0.05      0.02     0.03     0.04     0.07      0.06
 LESS DISTRIBUTIONS

 Distributions from net

 investment income                    (0.05)     (0.05)    (0.05)    (0.02)   (0.03)   (0.04)   (0.07)    (0.06)
 NET ASSET VALUE, END OF             $ 1.00     $ 1.00    $ 1.00    $ 1.00   $ 1.00   $ 1.00   $ 1.00    $ 1.00
 PERIOD

 TOTAL RETURN(B)                       4.64%      4.90%     4.60%     2.48%    2.61%    4.37%    6.99%     6.56%
 RATIOS TO AVERAGE NET ASSETS
 Expenses                              0.99%      0.99%     0.99%     0.99%    0.99%    0.98%    0.94%     0.73%*
 Net investment income                 4.55%      4.78%     4.57%     2.45%    2.58%    4.21%    6.50%     7.82%*
 Expense                               0.20%      0.38%     0.20%     0.18%    0.15%    0.22%    0.44%     0.46%*
 waiver/reimbursement(c)
 SUPPLEMENTAL DATA
 Net assets, end of period

 (000 omitted)                   $2,363,382 $1,539,235 $1,027,083 $791,147 $796,832 $750,016 $562,465  $189,254

* Computed on an annualized basis.

(a) Reflects operations for the period from August 18, 1989 (date of initial public investment) to May 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PRIME CASH SERIES
NOTES TO FINANCIAL STATEMENTS

MAY 31, 1997

1. ORGANIZATION

Cash Series Trust, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Prime Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

   REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

   Additional information on each restricted security held at May 31, 1997 is as follows:


   SECURITY                                                ACQUISITION DATE           ACQUISITION COST
   AFS Insurance Premium Receivables Trust                 8/16/94 - 8/28/96             $21,000,000
   Goldman Sachs Group, LP                                      4/28/97                   35,000,000
   SALTS II Cayman Islands Corp.                                3/12/97                   12,000,000
   SALTS III Cayman Islands Corp.                               1/21/97                   15,000,000
   Sun America Life Insurance Company                           5/28/97                   15,000,000

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. CAPITAL STOCK

At May 31, 1997, there were 12,500,000,000 shares ($0.001 par value per share) authorized. At May 31, 1997, capital paid-in aggregated $2,363,381,180. Transactions in capital stock were as follows:


                                                                                     YEAR ENDED MAY 31,
                                                                                 1997                1996

 Shares sold                                                                  9,031,450,524        6,213,736,052
 Shares issued to shareholders in payment of distributions declared              90,848,174           60,421,530
 Shares redeemed                                                             (8,298,152,325)      (5,762,005,353)
  Net change resulting from share transactions                                  824,146,373          512,152,229

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services, ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   GENERAL -- Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
CASH TRUST SERIES, INC. and Shareholders of
PRIME CASH SERIES:

We have audited the accompanying statement of assets and liabilities of Prime Cash Series (one of the portfolios comprising Cash Trust Series, Inc.) including the portfolio of investments, as of May 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended May 31, 1997 and 1996, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 1997, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Prime Cash Series as of May 31, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania

July 8, 1997

DIRECTORS

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland

J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
  Chairman

Richard B. Fisher
  President

J. Christopher Donahue
  Executive Vice President

Edward C. Gonzales
  Executive Vice President

John W. McGonigle

  Executive Vice President, Treasurer, and Secretary
J. Crilley Kelly

  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

PRIME
CASH
SERIES

ANNUAL REPORT

TO SHAREHOLDERS

MAY 31, 1997

FEDERATED INVESTORS

Federated Securities Corp., Distributor

[Graphic]

Cusip 147551105
0062904 (7/97)

[Graphic]

PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for Treasury Cash Series, a portfolio of Cash Trust Series, Inc., which covers the twelve-month period from June 1, 1996, through May 31, 1997. The report begins with a commentary by the fund's portfolio manager, followed by a complete listing of the fund's investments on the last day of the reporting period, and its financial statements.

Treasury Cash Series is a highly conservative way to help your ready cash earn daily income -- while offering you the advantages of daily liquidity and stability of principal.* The fund invests in some of the safest investments available -- short-term U.S. Treasury obligations or repurchase agreements backed by these obligations.

Dividends paid to shareholders during the reporting period totaled $0.04 per share. At the end of the reporting period, the fund's total net assets reached $771.2 million.

As always, we thank you for keeping your ready cash working through the relative safety of Treasury Cash Series. Please contact your investment representative if you have any questions.

Sincerely,
[Graphic]

Richard B. Fisher
President
July 15, 1997

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

INVESTMENT REVIEW

Treasury Cash Series is invested in direct obligations of the U.S. Treasury, either in the form of notes and bills or as collateral for repurchase agreements. The fund is rated AAAm by Standard & Poor's Ratings Group ("S&P") and Aaa by Moody's Investors Service, Inc. ("Moody's").*

After keeping monetary policy on hold for over a year, the Federal Reserve Board (the "Fed") voted to raise the federal funds target rate by 0.25% on March 25, 1997, from 5.25% to 5.50%. The move was seen as being preemptive against inflation in the face of persistent demand. The reporting period was characterized by a fair amount of market volatility, as sentiment regarding the need for a more restrictive monetary policy swayed back and forth.

Amid strong economic growth well above the 2.00% to 2.50% thought to be the non-inflationary potential in the summer of 1996, fears of an imminent Fed tightening gripped the short-term markets. Economic growth slowed in the third quarter of 1996 to a more manageable 2.10%. Continued evidence of benign inflationary pressures brought comfort to market participants, and short-term interest rates declined steadily through November 1996 as a result. The market then traded within a fairly narrow range for the next few months, as the overall economic fundamentals changed little.

However, persistent above-trend economic growth in the first quarter of 1997 -- at 5.80% -- began to weigh heavily on the market in light of tight labor market conditions. Short-term interest rates then started to rise in late February 1997, spurred onward by a particularly hawkish Humphrey-Hawkins testimony by Fed Chairman Alan Greenspan late in the month, in which he indicated that the transitory factors preventing a rise in wages in the face of fairly robust growth may be ending. By the time of the Fed tightening in late March 1997, much of the move had already been priced into the financial markets. In the following weeks, short-term interest rates traded within a relatively narrow range as market participants debated the timing of the next tightening. As signs of a weakening in consumer demand finally appeared, rates declined in late April 1997 and throughout May 1997. The decline in rates offered on U.S. Treasury bills over this reporting period, however, was exacerbated by technical factors -- in particular, a reduction in the overall auction sizes of U.S. Treasury bills due to larger-than-expected tax receipts at the U.S. Treasury.

Movements in the three-month U.S. Treasury bill over the reporting period reflected both the shifting market sentiment regarding the Fed and these technical influences. Beginning the reporting period at 5.20%, the yield on the three-month bill declined to close to 5.00% in early December 1996, then rose to 5.40% in advance of the tightening by the Fed in March 1997. Since that time, as the effects of reduced supply have gripped the front end of the market, the yield on this security has fallen to 5.00% once more. Overall, the slope of the front end of the U.S. Treasury yield curve steepened by 27 basis points over the reporting period, with most of that due to the decline in yield on the three-month U.S. Treasury bill.

The fund was targeted in a 35- to 45-day average maturity range throughout the reporting period, which mostly represents a neutral stance for the portfolio. The average maturity of the fund varied within that range according to relative value opportunities available in the short-term U.S. Treasury and repurchase agreement markets. The fund remained barbelled in structure, combining repurchase agreements with purchases of fixed rate U.S. Treasury securities with longer maturities. We reduced our holdings of U.S. Treasury bills within the portfolio from 10% to 3%, and added to our positions of U.S. Treasury coupon securities -- where wide spreads made these investments more attractive -- and term repurchase agreements, which offered value relative to overnight repurchase agreements. With a friendly inflation picture and signs of a slowing in the demand side of the economy, we would expect the Fed to remain on hold in the near future, and the fund will likely maintain its current positioning.

* An AAAm rating is obtained after S&P evaluates a number of factors, including credit quality, market price exposure and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. These ratings do not remove market risks and are subject to change.

TREASURY CASH SERIES
PORTFOLIO OF INVESTMENTS

MAY 31, 1997

  PRINCIPAL
   AMOUNT

VALUE

 SHORT-TERM U.S. TREASURY OBLIGATIONS -- 16.3%
                        (A)U.S. TREASURY BILLS -- 3.0%

 $           24,500,000 5.42% - 6.03%, 11/13/1997 - 5/28/1998                                     $
23,533,155
                        U.S. TREASURY NOTES -- 13.3%
            102,000,000 5.00% - 7.875%, 8/31/1997 - 5/31/1998

102,455,485

                         TOTAL SHORT-TERM U.S. TREASURY OBLIGATIONS

125,988,640

 (B)REPURCHASE AGREEMENTS -- 83.1%

             20,000,000 BA Securities, Inc., 5.55%, dated 5/30/1997, due 6/2/1997
20,000,000
             35,000,000 BT Securities Corporation, 5.56%, dated 5/30/1997, due 6/2/1997
35,000,000
             35,000,000 Bank of Tokyo-Mitsubishi Ltd., 5.57%, dated 5/30/1997, due 6/2/1997
35,000,000
             35,000,000 Barclays de Zoete Wedd Securities, Inc., 5.55%, dated 5/30/1997, due 6/2/1997

35,000,000

             35,000,000 Bear, Stearns and Co., 5.55%, dated 5/30/1997, due 6/2/1997
35,000,000
             35,000,000 CIBC Wood Gundy Securities Corp., 5.52%, dated 5/30/1997, due 6/2/1997

35,000,000

             35,000,000 Chase Government Securities, Inc., 5.50%, dated 5/30/1997, due 6/2/1997

35,000,000

             35,000,000 Dean Witter Reynolds, Inc., 5.55%, dated 5/30/1997, due 6/2/1997
35,000,000
             35,000,000 Deutsche Bank Government Securities, Inc., 5.57%, dated 5/30/1997, due 6/2/1997

35,000,000

             35,000,000 Donaldson, Lufkin and Jenrette Securities Corp., 5.52%,
                        dated 5/30/1997, due 6/2/1997

35,000,000

             35,000,000 First Union Capital Markets, 5.52%, dated 5/30/1997, due 6/2/1997
35,000,000
             14,000,000 (c)Goldman Sachs Group, LP, 5.44%, dated 5/23/1997, due 7/3/1997
14,000,000
             35,000,000 Greenwich Capital Markets, Inc., 5.55%, dated 5/30/1997, due 6/2/1997

35,000,000

             35,000,000 Harris Government Securities, Inc., 5.55%, dated 5/30/1997, due 6/2/1997

35,000,000

             35,000,000 Societe Generale, 5.54%, dated 5/30/1997, due 6/2/1997
35,000,000
             18,000,000 (c)Swiss Bank Capital Markets, 5.51%, dated 4/3/1997, due 6/2/1997
18,000,000

  PRINCIPAL
   AMOUNT

VALUE

 (B)REPURCHASE AGREEMENTS -- CONTINUED

$           12,900,000 Swiss Bank Capital Markets, 5.55%, dated 5/30/1997, due 6/2/1997          $
12,900,000
             35,000,000 Toronto Dominion Securities (USA), Inc., 5.53%, dated 5/30/1997, due 6/2/1997

35,000,000

             15,000,000 (c)UBS Securities, Inc., 5.50%, dated 4/2/1997, due 6/2/1997
15,000,000
             35,000,000 UBS Securities, Inc., 5.57%, dated 5/30/1997, due 6/2/1997
35,000,000
             35,000,000 Westdeutsche Landesbank Girozentrale, 5.52%, dated 5/30/1997, due 6/2/1997

35,000,000

                         TOTAL REPURCHASE AGREEMENTS

639,900,000

                         TOTAL INVESTMENTS (AT AMORTIZED COST)(D)                                 $

765,888,640

(a) Each issue shows the rate of discount at time of purchase.

(b) The repurchase agreements are fully collateralized by U.S.
    government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($771,163,822) at May 31, 1997.

The following acronym is used throughout this portfolio:

LP -- Limited Partnership

(See Notes which are an integral part of the Financial Statements)

TREASURY CASH SERIES
STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 1997



 ASSETS:

 Investments in repurchase agreements                                         $    639,900,000
 Investments in securities                                                         125,988,640
 Total investments in securities, at amortized cost and value                                    $
765,888,640

 Cash
79,932

 Income receivable
2,279,288

 Receivable for investment matured
4,000,000

 Receivable for shares sold
556,172

   Total assets
772,804,032

 LIABILITIES:

 Payable for shares redeemed                                                            50,568
 Income distribution payable                                                         1,337,257
 Accrued expenses                                                                      252,385
   Total liabilities
1,640,210

 NET ASSETS for 771,163,822 shares outstanding                                                   $
771,163,822
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:

 $771,163,822 / 771,163,822 shares

outstanding                                                             $1.00

(See Notes which are an integral part of the Financial Statements)

TREASURY CASH SERIES
STATEMENT OF OPERATIONS

YEAR ENDED MAY 31, 1997


 INVESTMENT INCOME:
 Interest                                                                                       $

38,058,240

 EXPENSES:

 Investment advisory fee                                                       $    3,518,991
 Administrative personnel and services fee                                            531,651
 Custodian fees                                                                       118,912
 Transfer and dividend disbursing agent fees and expenses                             249,287
 Directors'/Trustees' fees                                                             12,145
 Auditing fees                                                                         13,425
 Legal fees                                                                             5,017
 Portfolio accounting fees                                                            109,084
 Distribution services fee                                                            703,798
 Shareholder services fee                                                           1,759,496
 Share registration costs                                                              76,854
 Printing and postage                                                                  44,970
 Insurance premiums                                                                     7,161
 Taxes                                                                                 59,812
 Miscellaneous                                                                         21,246
      Total expenses                                                                7,231,849
      Waiver of investment advisory fee                                             (233,279)

            Net expenses
6,998,570

                     Net investment income                                                      $

31,059,670

(See Notes which are an integral part of the Financial Statements)

TREASURY CASH SERIES
STATEMENT OF CHANGES IN NET ASSETS


                                                                                    YEAR ENDED MAY 31,
                                                                                1997                 1996

 INCREASE (DECREASE) IN NET ASSETS:

 OPERATION --

 Net investment income                                                    $     31,059,670   $
28,646,187
 DISTRIBUTIONS TO SHAREHOLDERS --

 Distributions from net investment income                                      (31,059,670)
(28,646,187)

 SHARE TRANSACTIONS --

 Proceeds from sale of shares                                                3,450,893,937
3,620,620,510

 Net asset value of shares issued to shareholders in payment of

 distributions declared                                                         24,708,694
22,590,400

 Cost of shares redeemed                                                    (3,298,168,881)
(3,473,572,068)

   Change in net assets resulting from share transactions                      177,433,750
169,638,842
    Change in net assets                                                       177,433,750
169,638,842

 NET ASSETS:

 Beginning of period                                                           593,730,072
424,091,230

 End of period                                                            $    771,163,822   $
593,730,072

(See Notes which are an integral part of the Financial Statements)

TREASURY CASH SERIES
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                             YEAR ENDED MAY 31,

                                1997      1996      1995       1994      1993      1992      1991
1990(A)

 NET ASSET VALUE,

 BEGINNING OF PERIOD             $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $
1.00     $ 1.00
 INCOME FROM
 INVESTMENT OPERATIONS

  Net investment income            0.04       0.05       0.04       0.02       0.02       0.04
0.07       0.02
 LESS DISTRIBUTIONS

  Distributions from

  net investment income           (0.04)     (0.05)     (0.04)     (0.02)     (0.02)     (0.04)
(0.07)     (0.02)
 NET ASSET VALUE,

 END OF PERIOD                   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $
1.00     $ 1.00
 TOTAL RETURN(B)                   4.50%      4.83%      4.34%      2.37%      2.47%      4.24%
6.83%      2.42%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                         0.99%      0.99%      0.99%      0.99%      0.99%      0.98%
0.88%      0.60%*
  Net investment income            4.41%      4.70%      4.26%      2.33%      2.46%      4.18%
6.39%      7.75%*
  Expense waiver/

  reimbursement(c)                 0.03%      0.29%      0.08%      0.10%      0.04%      0.04%
0.22%      0.44%*
 SUPPLEMENTAL DATA
  Net assets, end of period

  (000 omitted)                $771,164   $593,730   $424,091   $427,005   $532,334   $638,761
$713,430   $127,800

* Computed on an annualized basis.

(a) Reflects operations for the period from February 7, 1990 (date of initial public investment) to May 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

TREASURY CASH SERIES
NOTES TO FINANCIAL STATEMENTS

MAY 31, 1997

1. ORGANIZATION

Cash Series Trust, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Treasury Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

  REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. CAPITAL STOCK

At May 31, 1997, there were 12,500,000,000 shares ($0.001 par value per share) authorized. At May 31, 1997, capital paid-in aggregated
$771,163,822.

Transactions in capital stock were as follows:


                                                                                   YEAR ENDED MAY 31,
                                                                                1997                1996

 Shares sold                                                                 3,450,893,937

3,620,620,510

 Shares issued to shareholders in payment of distributions declared             24,708,694
22,590,400
 Shares redeemed                                                            (3,298,168,881)

(3,473,572,068)

  Net change resulting from share transactions                                 177,433,750
169,638,842


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

  SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS, up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES -- Fserv maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  GENERAL -- Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
CASH TRUST SERIES, INC. and Shareholders of
TREASURY CASH SERIES:

We have audited the accompanying statement of assets and liabilities of Treasury Cash Series (one of the portfolios comprising Cash Trust Series, Inc.) including the portfolio of investments, as of May 31, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended May 31, 1997 and 1996, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 1997, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Treasury Cash Series as of May 31, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania
July 8, 1997

DIRECTORS

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland

J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

Richard B. Fisher
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle

Executive Vice President, Treasurer, and Secretary

J. Crilley Kelly
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

TREASURY CASH SERIES

ANNUAL REPORT

TO SHAREHOLDERS

MAY 31, 1997

[Graphic]Federated Investors

Federated Securities Corp., Distributor

Cusip 147551402
2062301 (7/97)

        [Graphic]